As Filed with the Securities and Exchange Commission on February 25, 2005
                    Registration Nos.: 333-25289; 811-08183

 -------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        PRE-EFFECTIVE AMENDMENT NO.          ( )

                      POST-EFFECTIVE AMENDMENT NO. 14        (X)

                                     and/or
                  REGISTRATION STATEMENT UNDER THE INVESTMENT

                              COMPANY ACT OF 1940
                              Amendment No. 15               (X)

                        (Check appropriate box or boxes)

                       VARIABLE ANNUITY-1 SERIES ACCOUNT
                           (Exact name of Registrant)
               FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                              (Name of Depositor)

                           50 Main Street, 9th Floor
                          White Plains, New York 10606

        (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033

                              William T. McCallum
                     President and Chief Executive Officer
             c/o First Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                       Greenwood Village, Colorado 80111
                    (Name and Address of Agent for Service)

                                    Copy to:
                             James F. Jorden, Esq.
                                Jorden Burt LLP
               1025 Thomas Jefferson Street, N.W., Suite 400 East
                          Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Upon the effective date of this Registration Statement.

Title of securities being registered: Flexible Premium Deferred Variable Annuity Contracts.


It is proposed that this filing will become effective (check appropriate space)
___      Immediately upon filing pursuant to paragraph (b) of Rule 485.
___      On _________, 2005, pursuant to paragraph (b) of Rule 485.
 X       60 days after filing pursuant to paragraph (a)(1) of Rule 485.
-----
         On _________, 2005, pursuant to paragraph (a)(1) of Rule 485.
------


If appropriate, check the following:
___This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. No person is authorized by First GWL&A to give information or to make any representation, other than those contained in this Prospectus, in connection with the Contracts contained in this Prospectus. This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. Please read this Prospectus and keep it for future reference.
                 The date of this Prospectus is April 29, 2005


                            Schwab Select Annuity(R)
             A flexible premium deferred variable and fixed annuity
                                    Issued by
                First Great-West Life & Annuity Insurance Company

--------------------------------------------------------------------------------
Overview
This Prospectus describes the Schwab Select Annuity--a flexible premium deferred annuity contract (the "Contract") which allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. This Contract is issued on a group basis by First Great-West Life & Annuity Insurance Company ("we, us or First GWL&A").

How to Invest
The minimum initial Contribution is:
o $5,000,
o $2,000 if an Individual Retirement Account ("IRA"), or
o $1,000 if subsequent Contributions are made via Automatic Contribution Plan.

The minimum subsequent Contribution is:
o $500 per Contribution, or
o $100 per Contribution if made via Automatic Contribution Plan.

Allocating Your Money

When you contribute money to the Schwab Select Annuity, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account which invest in the following Portfolios:
o AIM V.I. Core Stock Fund - Series I Shares (formerly INVESCO VIF - Core Equity Fund)
o AIM V.I High Yield Fund - Series I Shares (formerly INVESCO VIF - High Yield
  Fund)
o AIM V.I. Technology Funds - Series I Shares (formerly INVESCO VIF Technology
  Fund)
o Alger American Growth Portfolio - Class O Shares
o Alger American MidCap Growth Portfolio - Class O Shares
o AllianceBernstein VP Utility Income Portfolio - Class A Shares
o American Century VP Balanced Fund - Original Class Shares
o American Century VP International Fund - Original Class Shares
o American Century VP Value Fund - Original Class Shares
o Baron Capital Asset Fund: Insurance Shares
o Delaware VIP Small Cap Value Series
o Dreyfus GVIT Mid Cap Index Fund - Class II
o Dreyfus Investment Portfolios MidCap Stock Portfolio - Initial Shares
o Dreyfus Variable Investment Fund Appreciation Portfolio - Initial Shares
o Dreyfus Variable Investment Fund Developing Leaders Portfolio - Initial
  Shares
o Dreyfus Variable Investment Fund Growth and Income Portfolio - Initial Shares
o Federated American Leaders Fund II - Primary Shares
o Federated Fund for U.S. Government Securities II
o Federated Capital Income Fund II
o Janus Aspen Series Balanced Portfolio - Institutional Shares
o Janus Aspen Series Flexible Income Portfolio - Institutional Shares
o Janus Aspen Series Growth Portfolio - Institutional Shares
o Janus Aspen Series Growth and Income Portfolio - Institutional Shares
o Janus Aspen Series International Growth Portfolio - Institutional Shares
o Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
o Oppenheimer Global Securities Fund/VA
o PIMCO VIT High Yield Portfolio
o PIMCO VIT Low Duration Portfolio
o Pioneer Fund - Class A Shares (formerly SAFECO RST Core Equity Portfolio)
o Pioneer Growth Opportunities Fund - Class A Shares (formerly SAFECO RST Growth Opportunities Portfolio)
o Pioneer Small Cap Value Fund - Class A Shares (formerly SAFECO RST Small-Cap Value Portfolio)
o Prudential Series Fund Equity Portfolio - Class II
o Schwab MarketTrack Growth Portfolio IITM
o Schwab Money Market PortfolioTM
o Schwab S&P 500 Index Portfolio (formerly Schwab S&P 500 Portfolio)
o Scudder Variable Series I Capital Growth Portfolio - Class A Shares
o Scudder Variable Series I Growth and Income - Class A Shares
o Scudder Investments VIT EAFE(R) Equity Index Fund - Class A Shares (until July 25, 2005, when this Sub-Account will be liquidated)
o Scudder Investments VIT Small Cap Index Fund - Class A Shares
o Universal Institutional Funds U.S. Real Estate Portfolio - Class I Shares
o WFVT Multi Cap Value Fund (formerly Strong Multi Cap Value Fund II)


This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

                  This Contract is not available in all states.

Until March 1, 2003, you were permitted to allocate some or all of the money you contribute to the Guarantee Period Fund. The Guarantee Period Fund allows you to select one or more Guarantee Periods that offer specific interest rates for a specific period. Effective March 1, 2003, you may no longer make Contributions or Transfers to the Guarantee Period Fund.

If you currently have amounts allocated to the Guarantee Period Fund, it may be subject to a Market Value Adjustment which may increase or decrease the amount Transferred or withdrawn from the value of a Guarantee Period if the Guarantee Period is broken prior to the Guarantee Period Maturity Date. A negative adjustment may result in an effective interest rate lower than the Contractual Guarantee of a Minimum Rate of Interest and the value of the Contribution(s) allocated to a Guarantee Period being less than the Contribution(s) made.

Sales and Surrender Charges
There are no sales, redemption, surrender or withdrawal charges under the Schwab Select Annuity.

Free Look Period
After you receive your Contract, you can look it over free of obligation for at least 10 days (up to 35 days for replacement policies), during which you may cancel your Contract.

Payout Options

The Schwab Select Annuity offers a variety of annuity payout and periodic withdrawal options. Depending on the option you select, income can be guaranteed for your lifetime, your spouse's and/or Beneficiaries' lifetime or for a specified period of time.

The Contracts are not deposits of, or guaranteed or endorsed by any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal. See "Breaking Guarantee Period" and "Market Value Adjustment" on page ___.

For account information, please contact:
     Annuity Administration Department
     P.O. Box 173921
     Denver, Colorado 80217-3921
     800-838-0649

This Prospectus presents important information you should review before purchasing the Schwab Select Annuity. Please read it carefully and keep it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information dated April 29, 2005 (as may be amended from time to time), and filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus and is legally a part of this Prospectus. A listing of the contents of the Statement of Additional Information may be found on page ___ of this Prospectus. You may obtain a copy without charge by contacting the Annuity Administration Department at the above address or phone number. Or, you can obtain it by visiting the SEC's Internet w eb site (http:// www.sec.gov). This web site also contains material incorporated by reference and other information about us and other registrants that file electronically.

-------------------------------------------------------------------------------
Table of Contents
Definitions................................................
Summary....................................................
   How to contact Schwab Insurance Services................
Variable Annuity Fee Tables................................
Example....................................................
Condensed Financial Information............................
First Great-West Life & Annuity
Insurance Company..........................................
The Series Account.........................................
The Portfolios.............................................
   Meeting Investment Objectives...........................
   Where to Find More Information
   About the Portfolios....................................
   Addition, Deletion or Substitution......................
The Guarantee Period Fund..................................
   Investments of the Guarantee Period Fund................
   Subsequent Guarantee Periods............................
   Breaking a Guarantee Period.............................
   Interest Rates..........................................
   Market Value Adjustment.................................
Application and Initial Contributions......................
Free Look Period...........................................
Subsequent Contributions...................................
Annuity Account Value......................................
Transfers..................................................
   Market Timing and Excessive Trading.....................
   Automatic Custom Transfers..............................
Withdrawals................................................
   Withdrawals to Pay Investment Manager or
   Financial Advisor Fees..................................
   Tax Consequences of Withdrawals.........................
Telephone and Internet Transactions........................
Death Benefit..............................................
   Beneficiary.............................................
   Distribution of Death Benefit...........................
Charges and Deductions.....................................
   Mortality and Expense Risk Charge.......................
   Contract Maintenance Charge.............................
   Transfer Fees...........................................
   Expenses of the Portfolios..............................
   Premium Tax.............................................
   Other Taxes.............................................
Payout Options.............................................
   Periodic Withdrawals....................................
   Annuity Payouts.........................................
Seek Tax Advice............................................
Federal Tax Matters........................................
   Taxation of Annuities...................................
   Individual Retirement Annuities.........................
Assignments or Pledges.....................................

Distribution of the Contracts..............................
Voting Rights..............................................
Rights Reserved by First GWL&A.............................
Legal Proceedings..........................................
Legal Matters..............................................
Independent Auditors.......................................
Available Information......................................
Table of Contents of Statement of
Additional Information.....................................
Appendix A--Condensed Financial Data........................
Appendix B--Market Value Adjustments........................
Appendix C--Net Investment Factor...........................
Appendix D - Expenses of Each Sub-Account's
Underlying Portfolio........................................

--------------------------------------------------------------------------------
Definitions
1035 Exchange--A provision of the Internal Revenue Code of 1986, as amended (the "Code"), that allows for the tax-free exchange of certain types of insurance contracts.

Accumulation Period--The time period between the Effective Date and the Annuity Commencement Date. During this period, you're contributing to the annuity.

Accumulation Unit--The unit of measure that we use to calculate the value of your interest in a Sub-Account.

Annuitant--The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the primary Annuitant ("Primary Annuitant").

Annuity Account--An account established by us in your name that reflects all account activity under your Contract.

Annuity Account Value--The sum of all the investment options credited to your Annuity Account--less partial withdrawals, amounts applied to an annuity payout option, periodic withdrawals, charges deducted under the Contract, and Premium Tax, if any. Annuity Commencement Date--The date annuity payouts begin.

Annuity Individual Retirement Account (or Annuity IRA)--An annuity contract used in a retirement savings program that is intended to satisfy the requirements of
Section 408 of the Code.

Annuity Payout Period--The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. uring this period, the Annuitant receives payouts from the annuity.

Annuity Unit--An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.

Automatic Contribution Plan--A feature which allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficiary--The person(s) designated to receive any Death Benefit under the terms of the Contract.

Contingent Annuitant--The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant.

Contractual Guarantee of a Minimum Rate of Interest--This is the minimum rate of interest allowed by law and is applicable to the fixed options only. It is subject to change in accordance with changes in applicable law. The minimum interest rate is equal to an annual effective rate in effect at the time the Contribution is made. This rate will be reflected in written confirmation of the Contribution.


Contribution(s)--The amount of money you invest or deposit into your annuity.

Death Benefit--The amount payable to the Beneficiary when the Owner or the Annuitant dies.

Distribution Period--The period starting with your Payout
Commencement Date.

The Schwab Select Annuity Structure

                           Your Annuity Account
                  |                                  |
          Variable Account                  Fixed Account
     Contains the money you contribute     Contains he money you contributed to
     to variable investment options        fixed investement options
     (the Sub-Accounts).                   (the Guarantee Period Fund
                  |                                  |
            Sub-Accounts                    Guarantee Period Fund
     Shares of the Portfolios are held      You can choose a guarantee period
     in Sub-Accounts.  There is one         of one to ten years
     Sub-Account for each Portfolio.
                  |
               Portfolios




Your total Annuity Account can be made up of a variable and a fixed account.
-------------------------------------------------------------------------------


Effective Date--The date on which the first Contribution is credited to your Annuity Account.

Fixed Account Value--The value of the fixed investment option credited to you under the Annuity Account.

Guarantee Period--The number of years available in the Guarantee Period Fund during which we will credit a stated rate of interest. We may discontinue offering a period at any time for new Contributions. Amounts allocated to one or more Guarantee Periods may be subject to a Market Value Adjustment. Contract Owners with amounts invested in the Guarantee Period Fund will remain in the Fund until they choose to Transfer out, or the Guarantee Period Fund reaches maturity. At that time, the Fixed Account Value in the Guarantee Period Fund will be transferred into the Schwab Money Market Sub-Account.

Guarantee Period Fund--A fixed investment option which pays a stated rate of interest for a specified time period. As of March 1, 2003, Contract Owners may no longer allocate Contributions, or make Transfers, to the Guarantee Period Fund.

Guarantee Period Maturity Date--The last day of any Guarantee Period.

Market Value Adjustment (or MVA)--An amount added to or subtracted from certain transactions involving the Guarantee Period Fund to reflect the impact of changing interest rates.

Non-Qualified Annuity Contract--An annuity contract funded with money outside a tax qualified retirement plan.

Owner (Joint Owner) or You--The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be husband and wife as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application. If a Contract is purchased in connection with an IRA, the Owner and the Annuitant must be the same individual and a Joint Owner is not allowed.

Payout Commencement Date--The date on which annuity payouts or periodic withdrawals begin under a payout option. The Payout Commencement Date must be at least one year after the Effective Date of the Contract. If you do not indicate a Payout Commencement Date on your application, annuity payouts will begin on the first day of the month of the Annuitant's 91st birthday.

Portfolio--A registered management investment company, or portfolio thereof, in which the assets of the Annuity Account may be invested.

Premium Tax--A tax charged by a state or other governmental authority that might be assessed at the time you make a Contribution, make withdrawals, or when annuity payments begin. Currently, the Premium Tax rate in New York for annuities is 0%.

Proportional Withdrawals - A partial withdrawal made by you which reduces your Annuity Account Value measured as a percentage of each prior withdrawal against the current Annuity Account Value. A Proportional Withdrawal is determined by calculating the percentage the withdrawal represents of your Annuity Account Value at the time the withdrawal is made. For example, a partial withdrawal of 75% of the Annuity Account Value represents a Proportional Withdrawal of 75% of the total Contributions for purposes of calculating the Death Benefit under option 2 for Contracts issued on or after April 30, 2004.

Request--Any written, telephoned, fax and/or computerized or Internet instruction in a form satisfactory to First GWL&A and Charles Schwab & Co., Inc. ("Schwab") received at the Annuity Administration Department at First GWL&A (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to First GWL&A and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract.

Series Account--Variable Annuity-1 Series Account, the segregated asset account established by First GWL&A under New York law and registered as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").

Sub-Account--A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio.

Surrender Value--The value of your Annuity Account with any applicable Market Value Adjustment on the effective date of the surrender, less Premium Tax, if any.

Transaction Date--The date on which any Contribution, Transfer or other Request from you will be processed. Contributions and Requests received after 4:00 p.m. Eastern Time will be priced on the next business day. Requests will be processed and the Variable Account Value will be determined on each day that the New York Stock Exchange ("NYSE") is open for trading.

Transfer--Moving money from and among the Sub-Account(s), and from the Guarantee Period Fund.

Variable Account Value--The value of the Sub-Accounts credited to you under the Annuity Account.

--------------------------------------------------------------------------------
Summary
The Schwab Select Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options and, until March 1, 2003, a fixed investment option (the Guarantee Period Fund). The performance of your Annuity Account will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Variable Account Value could be less than the total amount of your Contributions.
Further, if you have previously directed Contribution(s) or Transfers to the Guarantee Period Fund, they may be subject to a Market Value Adjustment which may increase or decrease the amount Transferred or withdrawn from the value of a Guarantee Period if the Guarantee Period is broken prior to the Guarantee Period Maturity Date. A negative adjustment may result in an effective interest rate lower than the Contractual Guarantee of a Minimum Rate of Interest, and the value of the Contribution(s) allocated to a Guarantee Period being less than the Contribution(s) made. The Schwab Select Annuity can be purchased on a non-qualified basis or purchased and used in connection with an IRA. You can also purchase it through a 1035 Exchange from another insurance contract.

Tax deferral under IRAs arises under the Code. Tax deferral under non-qualified Contracts arises under the Contract.
--------------------------------------------------------------------------------
How to contact Schwab Insurance Services:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Schwab Insurance Services
--------------------------------------------------------------------------------
101 Montgomery Street
San Francisco, CA 94104
Attention: Insurance & Annuities Department
800-838-0649

Your initial Contribution must be at least $5,000, $2,000 if an IRA, or $1,000 if you are setting up an Automatic Contribution Plan. Subsequent Contributions must be either $500, or $100 if made through an Automatic Contribution Plan.

The money you contribute to the Contract will be invested at your direction, except during your "free look period." The duration of your free look period depends on your state law and is generally 10 days after you receive your Contract. During this period, amounts specified for allocation to the various Sub-Accounts will be allocated to the Schwab Money Market Sub-Account. Free look allocations are described in more detail on page ___of this Prospectus.



Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals may be subject to federal income tax as well as a federal penalty tax.

When you're ready to start taking money out of your Contract, you can select from a variety of payout options, including variable and fixed annuity payouts as well as periodic withdrawal.

If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the "Death Benefit" section on page ___.

For accounts under $50,000, we deduct a $25 annual contract maintenance charge from the Annuity Account Value on each Contract anniversary date. There is no annual contract maintenance charge for accounts of $50,000 or more as of the applicable Contract anniversary date. We also deduct a mortality and expense risk charge from your Sub-Accounts at the end of each daily valuation period equal to an effective annual rate of 0.85% of the value of the net assets in your Sub-Accounts. Each Portfolio assesses a charge for management fees and other expenses. These fees and expenses are detailed on page ___of this Prospectus.

You may cancel your Contract during the free look period by sending it to the Annuity Administration Department at First GWL&A. If you are replacing an existing insurance contract with the Contract, the free look period may be extended based on your state of residence. Free look allocations are described in more detail on page ___of this Prospectus.


This summary highlights some of the more significant aspects of the Schwab Select Annuity. You'll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.

--------------------------------------------------------------------------------
VARIABLE ANNUITY FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or Transfer cash value between investment options. State Premium Taxes may also be deducted.

                       Contract Owner Transaction Expenses

Sales Load Imposed on Purchases:                     None
(as a percentage of purchase payments)

Surrender Charge:                                    None
(as a percentage of purchase payments)

Maximum Transfer Charge:                             $10*

*Applicable to each Transfer after the first twelve Transfers in each calendar year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Charge                   $25*

* The contract maintenance charge is currently waived for Contracts with an Annuity Account Value of at least $50,000 on the applicable Contract anniversary date. If your Annuity Account Value falls below $50,000, the contract maintenance charge will be reinstated until the next applicable Contract anniversary date that your Annuity Account Value is equal to or greater than $50,000.

                         Series Account Annual Expenses
               (as a percentage of average Annuity Account Value)

Mortality and Expense Risk Charge:                   0.85%

Account Fees and Expenses:                           None

Total Series Account Annual Expenses:                0.85%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses               Minimum  Maximum

(Expenses that are deducted from Portfolio assets, including management fees, distribution and/or

service (12b-1) fees, and other expenses)                0.32% -- 1.66%1


THE ABOVE EXPENSES FOR THE ELIGIBLE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.


1 The expenses shown do not reflect any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2005. Other Portfolios have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Operating Expenses for all Portfolios after all fee reductions and expense reimbursements are 0.28% and 1.66%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Portfolio's prospectus.

--------------------------------------------------------------------------------
EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Series Account annual expenses, and Portfolio fees and expenses.

This example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. In addition, this example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs if you retain your Contract, annuitize your Contract or if you surrender your Contract at the end of the applicable time period would be:


         1 year            3 years          5 years           10 years
         ------            -------          -------           --------
         [To be filed by amendment]


The example does not show the effect of Premium Taxes. Premium Taxes, if any, are deducted from Annuity Account Value upon full surrender, death or annuitization. The example also does not include any of the taxes or penalties you may be required to pay if you surrender your Contract.


The Variable Annuity Fee Tables and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See "Charges and Deductions" on page ___of this Prospectus.

Condensed Financial Information

Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account for each calendar year since inception. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your Annuity Account Value, such as the contract maintenance charge. The information in the table is included in the Series Account's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. To obtain a more complete picture of each Sub-Account's finances and performance, you should also review the Series Account's financial statements, which are contained in the Statement of Additional Information.

--------------------------------------------------------------------------------
First Great-West Life & Annuity
Insurance Company
First GWL&A became licensed to do business in 1997. We operate in two business segments: (1) employee benefits (life, health, and 401(k) products for group clients); and (2) financial services (savings products for both public and non-profit employers and individuals, and life insurance products for individuals and businesses). We are licensed to do business in New York and Iowa.

First GWL&A is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), a life insurance company domiciled in Colorado. GWL&A is a wholly-owned subsidiary of GWL&A Financial Inc. ("GWL&A Financial"), a Delaware holding company. GWL&A Financial is an indirect wholly-owned subsidiary of Great-West Lifeco, Inc. ("Lifeco"), a Canadian holding company. Lifeco is a subsidiary of Power Financial Corporation ("Power Financial"), a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada ("Power Corporation"), a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation.

Contact us at:
First Great-West Life & Annuity Insurance Company
50 Main Street, 9th Floor
White Plains, New York 10606

--------------------------------------------------------------------------------
The Series Account
We established the Variable Annuity-1 Series Account in accordance with New York laws on January 15, 1997.
The Series Account is registered with the SEC under the 1940 Act, as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income gains or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Series Account. Those assets may not be charged with our liabilities from our other business. Our obligations under those Contracts are, however, our general corporate obligations.

The Series Account is divided into 41 Sub-Accounts, all of which are available under your Contract. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new, or delete existing, Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to, or charged against, that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.

We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the
Portfolios.
--------------------------------------------------------------------------------
The Portfolios
The Contract offers a number of Portfolios, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the "Portfolio Prospectuses"). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by Request.

Each Portfolio:
o holds its assets separate from the assets of the other Portfolios,
o has its own distinct investment objective and policy, and
o operates as a separate investment fund.
The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or v ariable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Portfolios have been established by investment advisers which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios are briefly described below:



AIM Variable Insurance Funds (formerly INVESCO Variable Investment Funds, Inc.) --advised by AIM Advisors, Inc., Houston, Texas.


AIM V.I. Core Stock Fund (formerly INVESCO VIF-Core Equity Fund) seeks to provide high total return through both growth and current income. The Fund normally invests at least 80% of its net assets in common and preferred stocks. At least 50% of common and preferred stocks which the Fund holds will be dividend-paying. Stocks selected for the Fund are generally expected to produce income and consistent, stable returns. Although the Fund focuses on the stocks of larger companies with a history of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be traded easily in the United States. It may, however, invest in foreign securities in the form of American Depositary Receipts ("ADRs").


AIM V.I. High Yield Fund (formerly INVESCO VIF-High Yield Fund) seeks to achieve a high level of current income and normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds." In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities.


AIM V.I. - Technology Fund (formerly INVESCO VIF - Technology Fund) seeks capital growth and normally invests at least 80% of its net assets in equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. At any given time, 20% of the Fund's assets is not required to be invested in the sector. As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly.


The Alger American Fund--advised by Fred Alger Management, Inc. of New York, New York.


Alger American Growth Portfolio - Class O Shares seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater.


Alger American MidCap Growth Portfolio - Class O Shares seeks long-term capital appreciation. It focuses on midsized companies with promising growth potential. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell MidCap Growth Index.

AllianceBernstein Variable Products Series Fund, Inc.--advised by Alliance Capital Management, L.P., New York, New York.


AllianceBernstein VP Utility Income Portfolio - Class A Shares seeks current income and capital appreciation by investing primarily in equity and fixed-income securities of companies in the utilities industry. The Portfolio invests primarily in income-producing securities. Under normal circumstances, the Portfolio invests at least 80% of its net assets in securities of companies in the utilities industry. The Portfolio invests in securities of utility companies in the electric, telecommunications, gas, and water utility industries. The Portfolio may invest in both U.S. and foreign utility companies, although the Portfolio will limit its investments in issuers in any one foreign country to no more than 15% of its total assets. The Portfolio may invest up to 35% of its net assets in lower-rated securities and up to 30% of its net assets in convertible securities.

American Century Variable Portfolios, Inc.--advised by American Century(R) Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds.


American Century VP Balanced Fund - Original Class Shares seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.


American Century VP International Fund - Original Class Shares seeks long-term capital growth by investing primarily in equity securities of foreign companies. The Fund invests primarily in securities of issuers in developed countries.


American Century VP Value Fund - Original Class Shares seeks long-term capital growth. Income is a secondary objective. The fund managers look for companies whose stock price is less than they believe the company is worth. The managers attempt to purchase stock of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

Baron Capital Funds Trust--advised by BAMCO, Inc. of New York, New York.


Baron Capital Asset Fund - Insurance Shares seeks capital appreciation through investments in small and medium sized companies with undervalued assets or favorable growth prospects. The Fund invests primarily in small sized companies with market capitalizations of under $2.5 billion and medium sized companies with market values of $2.5 billion to $8 billion.

Delaware VIP Trust--advised by Delaware Management Company, Philadelphia, Pennsylvania.


Delaware VIP Small Cap Value Series - Standard Class seeks capital appreciation by investing, under normal circumstances, at least 80% of the Series' net assets in investments of small companies, those having a market capitalization generally less than $2 billion at the time of purchase. Our focus will be on value stocks, defined as stocks whose price is historically low based on a given financial measure such as profits, book value, or cash flow.

Dreyfus Investment Portfolios--advised by The Dreyfus Corporation of New York, New York.


Dreyfus Investment Portfolios MidCap Stock Portfolio - Initial Shares seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400(R) Index. To pursue this goal, the Portfolio normally invests at least 80% of its assets in stocks of mid-size companies. The Portfolio's stock investments may include common stocks, preferred stocks, convertible securities and depository receipts, including those issued in initial public offerings or shortly thereafter.

Dreyfus Variable Investment Fund--advised by The Dreyfus Corporation of New York, New York. The Dreyfus Variable Investment Fund Appreciation Portfolio is sub-advised by Fayez Sarofim & Co.


Dreyfus Variable Investment Fund Appreciation Portfolio - Initial Shares seeks to provide long-term capital growth consistent with the preservation of capital; current income is its secondary goal. To pursue these goals, the Portfolio invests in common stocks focusing on "blue-chip" companies with total market values of more than $5 billion at the time of purchase. Fayez Sarofim & Co. is the sub-adviser to this Portfolio and, as such, provides day-to-day management.


Dreyfus Variable Investment Fund Developing Leaders Portfolio - Initial Shares seeks to maximize capital appreciation. To pursue this goal, under normal circumstances, the Portfolio invests primarily in small-cap companies which are companies with total market capitalizations of less than $2 billion at the time of purchase. The Portfolio may continue to hold the securities of companies as their market capitalizations grow and thus, at any given time, a substantial portion of the Portfolio's holdings may have market capitalizations in excess of $2 billion. The investments may include common stocks, preferred stocks and convertible securities including those issued in initial public offerings.


Dreyfus Variable Investment Fund Growth and Income Portfolio - Initial Shares seeks to provide long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue this goal, the Portfolio seeks to invest in stocks, bonds and money market instruments of domestic and foreign issuers.

Federated Insurance Series--advised by Federated Investment Management Company of Pittsburgh, Pennsylvania.


Federated American Leaders Fund II - Primary Shares seeks to achieve long-term growth of capital as a primary objective and seeks to provide income as a secondary objective by investing primarily (under normal circumstances) in common stocks of "blue chip" companies.


Federated Fund for U.S. Government Securities II seeks to provide current income by investing primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies.


Federated Capital Income Fund II) seeks to provide high current income and moderate capital appreciation by investing primarily in both equity and fixed income securities that have high relative income potential.

Gartmore Variable Insurance Trust--advised by Gartmore Mutual Fund Capital Trust of Delaware, and sub-advised by The Dreyfus Corporation of New York, New York.


Dreyfus GVIT Mid Cap Index Fund - Class II seeks capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P MidCap 400(R) Index and in derivative instruments linked to the index.




Janus Aspen Series--advised by Janus Capital Corporation of Denver, Colorado.


Janus Aspen Series Balanced Portfolio - Institutional Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income senior securities.


Janus Aspen Series Flexible Income Portfolio - Institutional Shares seeks to obtain maximum total return consistent with preservation of capital. The Portfolio invests in a wide variety of income-producing securities such as corporate bonds and notes, government securities, including agency securities, and preferred stock. As a fundamental policy, the Portfolio will invest at least 80% of its assets in income-producing securities. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.


Janus Aspen Series Growth Portfolio - Institutional Shares seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.


Janus Aspen Series Growth and Income Portfolio - Institutional Shares seeks long-term capital growth and current income. The Portfolio will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.


Janus Aspen Series International Growth Portfolio - Institutional Shares seeks long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the U.S. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the U.S., it may at times invest in U.S. issuers and, under unusual circumstances, it may at times invest all of its assets in fewer than five countries or even a single country.


Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of any size located throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the U.S. The Portfolio may at times, under unusual circumstances, invest in fewer than five countries or even a single country.

Oppenheimer Variable Account Funds--advised by OppenheimerFunds, Inc. of New York, New York.


Oppenheimer Global Securities Fund/VA seeks long term capital appreciation by investing a substantial portion of assets in securities of foreign issues, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

PIMCO Variable Insurance Trust--advised by Pacific Investment Management Company LLC of Newport Beach, California.


PIMCO VIT High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment object by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of high-yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. Effective June 1, 2004, the Portfolio's quality guideline will change, permitting the Portfolio to invest in securities with lower-quality credit ratings. Under the new guidelines, the Portfolio will invest at least 80% of its assets in a diversified portfolio of high yield securities rated below investment grade but rated at least Caa (subject to a maximum of 5% of total assets in securities rated Caa) by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Portfolio's assets may be invested in investment grade fixed income instruments. The average portfolio duration normally varies within a two-to-six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 15% of its assets in euro-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio normally will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest up to 25% of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may invest all of its assets in mortgage-or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


PIMCO VIT Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high-yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 20% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


Pioneer Variable Contract Trust (formerly SAFECO Resource Series Trust) -- advised by Pioneer Investment Management, Inc. of Boston, Massachusetts.


Pioneer Fund (formerly SAFECO RST Core Equity Portfolio) seeks long-term capital growth and reasonable current income. To achieve its objective, under normal circumstances the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and, to a much lesser extent, invests in equity-related securities.


Pioneer Growth Opportunities Fund (formerly SAFECO RST Growth Opportunities Portfolio) seeks growth of capital. To achieve its objective, under normal circumstances the Portfolio invests most of its assets in common stocks of companies the advisor considers to be reasonably priced or undervalued, with above average growth potential.


Pioneer Small Cap Value Fund (formerly SAFECO RST Small-Cap Value Portfolio) seeks long-term growth of capital through investing mainly in small sized companies. To achieve its objective, under normal circumstances the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of companies with total market capitalization at the time of investment of less than 1.5 billion.


Prudential Series Fund, Inc.--advised by the Prudential Investments LLC of Newark, New Jersey.

Prudential Series Fund Equity Portfolio - Class II seeks capital appreciation through investment primarily in common stocks of companies, including major established corporations as well as smaller capitalization companies, that appear to offer attractive prospects of price appreciation that are superior to broadly-based stock indices. Current income, if any, is incidental.

Schwab Annuity Portfolios--advised by Charles Schwab Investment Management, Inc. of San Francisco, California.


Schwab MarketTrack Growth Portfolio IITM seeks to provide high capital growth with less volatility than an all stock portfolio by investing in a mix of stocks, bonds, and cash equivalents either directly or through investment in other mutual funds.


Schwab Money Market PortfolioTM seeks the highest current income consistent with liquidity and stability of capital. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that it will be able to maintain a stable net asset value of $1.00 per share.



Schwab S&P 500 Index Portfolio (formerly Schwab S&P 500 Portfolio) seeks to track the price and dividend performance (total return) of stocks of U.S. companies, as represented in the Standard & Poor's Composite Index of 500 stocks.


Scudder Variable Series I--advised by Deutsche Investment Management Americas, Inc. of New York, New York.


Scudder Variable Series I Capital Growth Portfolio - Class A Shares seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests 65% of total assets in common stocks of U.S. companies. Although the portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies in the S&P 500 Index or the Russell 1000 Growth Index.


Scudder Variable Series 1 Growth and Income Portfolio -Class A Shares seeks long-term growth of capital, current income and growth of income. The Portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the Portfolio can invest in companies of any size and from any country, it invests primarily in large U.S. companies.

The Scudder Investment VIT Funds are advised by Deutsche Asset Management, Inc. of New York, New York, and sub-advised by Northern Trust Investments, Inc.
of Chicago, Illinois.


Scudder VIT EAFE(R) Equity Index Fund - Class A Shares seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Morgan Stanley Capital International EAFE(R) Index, which emphasizes stocks of companies in major markets in Europe, Australasia, and the Far East.



The Board of Trustees of Scudder Investments VIT Funds voted to liquidate the Scudder VIT EAFE Equity Index Fund effective July 25, 2005 (the "Closing Date"). Accordingly, Scudder VIT EAFE Equity Index Fund will redeem involuntarily any shares that are outstanding on the Closing Date. Owners may Transfer without incurring a fee assets invested in this Sub-Account to another Sub-Account. On the Closing Date, First GWL&A Transfer any amounts in the Scudder VIT EAFE Equity Index Fund Sub-Account to the Schwab Money Market PortfolioTM Sub-Account.



Scudder VIT Small Cap Index Fund - Class A Shares seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 Index,which emphasizes stocks of small U.S. companies.

The Universal Institutional Funds, Inc.--advised by Morgan Stanley Investment Management Inc. ("MSIM") of New York, New York. MSIM does business in certain instances as "Van Kampen."


Universal Institutional Funds U.S. Real Estate Portfolio - Class I Shares seeks above average current income and long-term capital appreciation by investing primarily in equity securities of companies engaged in the U.S. real estate industry, including real estate investment trusts.


Wells Fargo Variable Trust (formerly The Strong Variable Insurance Funds, Inc.) --advised by Wells Fargo Funds Management, LLC of San Francisco, California, and sub-advised by Wells Capital Management Incorporated, of San Francisco, California.


WFVT Multi Cap Value Fund (formerly The Strong Multi Cap Value Fund II) seeks capital appreciation by investing in equity securities that the Fund's manager believes are undervalued relative to the market based on discounted earnings, cash flow or asset value. The Fund may invest in equity securities of companies of any market capitalization, and at times the Fund may emphasize one or more particular sectors. The Fund's manager specifically looks for companies whose prices may benefit from a positive dynamic of change, such as a new management team, a new product or service, a corporate restructuring, an improved business plan, industry consolidation or positive timing in the business cycle. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock or (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Under normal circumstances, the Fund invests: at least 80% of total assets in equity securities; up to 30% in total assets in foreign securities; and up to 30% of total assets in options.


Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios
Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio Prospectuses, which can be obtained without charge from the Schwab Insurance Center.
The Portfolio Prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution First GWL&A does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments.

First GWL&A and GWFS Equities, Inc. ("GWFS") reserve the right to discontinue the offering of any Portfolio. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio's shares. Any share substitution will comply with the requirements of the 1940 Act.

If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio's elimination.

Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.

If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts. If a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the eliminated Sub-Account.
--------------------------------------------------------------------------------
The Guarantee Period Fund
The Guarantee Period Fund is not part of the Series Account. Amounts allocated to the Guarantee Period Fund are deposited to, and accounted for, in a non-unitized market value separate account. As a result, you do not participate in the performance of the assets through unit values. As of March 1, 2003, Contract Owners may no longer allocate Contributions, or make Transfers, to the Guarantee Period Fund.
Consequently, these assets accrue solely to the benefit of First GWL&A and any gain or loss in the non-unitized market value separate account is borne entirely by First GWL&A. You will receive the Contract guarantees made by First GWL&A for amounts you contribute to the Guarantee Period Fund.

Each Guarantee Period has its own stated rate of interest and maturity date determined by the date the Guarantee Period was established and the term you choose.

The value of amounts in each Guarantee Period equals Contributions plus interest earned, less any Premium Tax, amounts distributed, withdrawn (in whole or in part), amounts Transferred or applied to an annuity option, periodic withdrawals and charges deducted under the Contract. If a Guarantee Period is broken, a Market Value Adjustment may be assessed (please see "Breaking a Guarantee Period" on page ___). Any amount withdrawn or Transferred prior to the Guarantee Period Maturity Date will be paid in accordance with the Market Value Adjustment formula. You can read more about Market Value Adjustments on page
___.

Investments of the Guarantee Period Fund
We use various techniques to invest in assets that have similar characteristics to our general account assets--especially cash flow patterns. We will primarily invest in investment-grade fixed income securities including:
o Securities issued by the U.S. Government or its agencies or instrumentalities, which may or may not be guaranteed by the U.S. Government,
o Debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investment Services, Inc. (Aaa, Aa, A or Baa), Standard & Poor's Corporation (AAA, AA, A or BBB) or any other nationally recognized rating service,
o Other debt instruments, including, but not limited to, issues of banks or bank holding companies and of corporations, which obligations--although not rated by Moody's, Standard & Poor's, or other nationally recognized rating firms--are deemed by us to have an investment quality comparable to securities which may be purchased as stated above, and/or
o Commercial paper, cash or cash equivalents and other short-term investments having a maturity of less than one year which are considered by us to have investment quality comparable to securities which may be purchased as stated above.
In addition, we may invest in futures and options solely for non-speculative hedging purposes. We may sell a futures contract or purchase a put option on futures or securities to protect the value of securities held in or to be sold for the general account or the non-unitized market value separate account if the securities prices are anticipated to decline. Similarly, if securities prices are expected to rise, we may purchase a futures contract or a call option against anticipated positive cash flow or may purchase options on securities.

The above information generally describes the investment strategy for the Guarantee Period Fund. However, we are not obligated to invest the assets in the Guarantee Period Fund according to any particular strategy, except as may be required by New York and other state insurance laws. The stated rate of interest that we establish will not necessarily relate to the performance of the non-unitized market value separate account.

Subsequent Guarantee Periods
Contract Owners with amounts invested in the Guarantee Period Fund will remain in the Fund until they choose to Transfer out, or the Guarantee Period Fund reaches maturity. At that time, the Fixed Account Value in the Guarantee Period Fund will be transferred into the Schwab Money Market Sub-Account.
Breaking a Guarantee Period

In general, if you begin annuity payouts, Transfer or withdraw prior to the Guarantee Period Maturity Date, you are breaking a Guarantee Period. When we receive a Request to break a Guarantee Period and you have another Guarantee Period that is closer to its maturity date, we will break that Guarantee Period first.

If you break a Guarantee Period, you may be assessed an interest rate adjustment called a Market Value Adjustment.

Interest Rates
The declared annual rates of interest are guaranteed throughout the Guarantee Period. The stated rate of interest must be at least equal to the Contractual Guarantee of a Minimum Rate of Interest, but First GWL&A may declare higher rates.

We guarantee an effective yearly interest rate that complies with the non-forfeiture law that is in effect on the issue date for the state of New York. As explained above, a negative Market Value Adjustment may result in an effective interest rate lower than the Guaranteed Interest Rate applicable to this Contract and the value of the Contribution(s) allocated to the Guarantee Period being less than the Contribution(s) made.

The determination of the stated interest rate is influenced by, but does not necessarily correspond to, interest rates available on fixed income investments which First GWL&A may acquire using funds deposited into the Guarantee Period Fund. In addition, First GWL&A considers regulatory and tax requirements, sales and administrative expenses, general economic trends and competitive factors in determining the stated interest rate.
Market Value Adjustment
Amounts you have allocated to the Guarantee Period Fund may be subject to an interest rate adjustment called a Market Value Adjustment if, six months or more before a Guarantee Period Fund's Maturity Date, you:
o surrender your investment in the Guarantee Period Fund,
o Transfer money from the Guarantee Period Fund,
o partially withdraw money from the Guarantee Period Fund,
o apply amounts from the Fund to purchase an annuity to receive payouts from your account, or
o take a periodic withdrawal.

The Market Value Adjustment will not apply to any Guarantee Period having fewer than six months prior to the Guarantee Period Maturity Date in each of the following situations:
o Transfer to a Sub-Account offered under this Contract,
o surrenders, partial withdrawals, annuitization or periodic withdrawals, or
o a single sum payout upon death of the Owner or Annuitant.
A Market Value Adjustment may increase or decrease the amount payable on the above-described distributions. The formula for calculating Market Value Adjustments is detailed in Appendix B. Appendix B also includes examples of how Market Value Adjustments work.
--------------------------------------------------------------------------------
Application and Initial Contributions
The first step to purchasing the Schwab Select Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $5,000, $2,000 if an IRA, or $1,000 if you are setting up an Automatic Contribution Plan. Initial Contributions can be made by check (payable to First GWL&A) or transferred from a Schwab brokerage account.

If your application is complete, your Contract will be issued and your Contribution will be credited within two business days after receipt at the Annuity Administration Department at First GWL&A. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, the Annuity Administration Department will complete the application from information Schwab has on file or contact you by telephone to obtain the required information. If the information necessary to complete your application is not received within five business days at the Annuity Administration Department, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.
--------------------------------------------------------------------------------
Free Look Period
During the free look period (ten days or longer where required by law), you may cancel your Contract. During the free look period, all Contributions will first be allocated to the Schwab Money Market Sub-Account until the end of the free look period. After the free look period is over, the Variable Account Value held in the Schwab Money Market Sub-Account will be allocated to the Sub-Accounts you selected on your application. As of March 1, 2003, you may no longer make new Contributions to the Guarantee Period Fund.

During the free look period, you may change the Sub-Accounts in which you'd like to invest as well as your allocation percentages. Any changes you make during the free look period will take effect after the free look period has expired. Contracts returned during the free look period will be void from the date we issued the Contract and the greater of the following will be refunded:
o Contributions less withdrawals and distributions, or
o Annuity Account Value.
If you exercise the free look privilege, you must return the Contract to the Annuity Administration Department at First GWL&A.
--------------------------------------------------------------------------------
Subsequent Contributions
Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500, or $100 if made via an Automatic Contribution Plan. Total Contributions may exceed $1,000,000 with our prior approval. Additional Contributions will be priced and credited on the date received by the Annuity Administration Department at First GWL&A if received before 4:00 p.m. Eastern Time on any day the NYSE is open for business. Additional Contributions received after 4:00 p.m. Eastern Time will be priced and credited on the next business day the NYSE is open for business.
Subsequent Contributions can be made by check or via an Automatic Contribution Plan directly from your bank or savings account. You can designate the date you'd like your subsequent Contributions deducted from your account each month. If you make subsequent Contributions by check, your check should be payable to First GWL&A.
You'll receive a confirmation of each Contribution you make upon its acceptance. First GWL&A reserves the right to modify the limitations set forth in this section.
--------------------------------------------------------------------------------
Annuity Account Value

Prior to the Annuity Commencement Date, your Annuity Account Value is the sum of your Variable and Fixed Account Values established under your Contract. Before your Annuity Commencement Date, the Variable Account Value is the total dollar amount of all Accumulation Units credited to you for each Sub-Account. Initially, the value of each Accumulation Unit was set at $10.00. Each Sub-Account's value prior to the Annuity Commencement Date is equal to:
o net Contributions allocated to the corresponding Sub-Account,
o plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,
o minus the daily mortality and expense risk charge,
o minus any applicable reductions for the Contract Maintenance Charge deducted on the Contract anniversary date,
o minus any applicable Transfer fees, and
o minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account's assets is determined at the end of each day that the NYSE is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the NYSE (generally 4:00 p.m. Eastern Time) on each valuation date and ends at the close of the NYSE on the next succeeding valuation date.

The Variable Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.

Upon allocating Variable Account Values to a Sub-Account you will be credited with variable Accumulation Units in that Sub-Account. The number of Accumulation Units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an Accumulation Unit. The value of the Accumulation Unit is determined and credited at the end of the valuation period during which the Contribution was received.

Each Sub-Account's Accumulation Unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account's net investment factor for the valuation period. The formula used to calculate the net investment factor is discussed in Appendix C. Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation ("SIPC").


--------------------------------------------------------------------------------
Transfers
Prior to the Annuity Commencement Date you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts, and from the Guarantee Periods, by Request to the Annuity Administration Department at First GWL&A. Your Request must specify:
o the amounts being Transferred,
o the Sub-Account(s) and/or Guarantee Period(s) from which the Transfer is to be made, and
o the Sub-Account(s) that will receive the Transfer.
Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts and from the Guarantee Period Fund during any calendar year, but as of March 1, 2003, Contract Owners may no longer make Transfers to the Guarantee Period Fund. We reserve the right to limit the number of Transfers you make. See, "Market Timing and Excessive Trading" below regarding possible Portfolio restrictions on Transfers.

There is no charge for the first 12 Transfers each calendar year, but there will be a charge of $10 for each additional Transfer made. The charge will be deducted from the amount Transferred. All Transfers made on a single Transaction Date will count as only one Transfer toward the 12 free Transfers. However, if a one-time rebalancing Transfer also occurs on the Transaction Date (a rebalancing Transfer that is not quarterly, semi-annual or annual), it will be counted as a separate and additional Transfer. See "Rebalancer" on page ___for more details. A Transfer generally will be priced and credited on the date the Request for Transfer is received by the Annuity Administration Department at First GWL&A if received before 4:00 p.m. Eastern Time on any day we and the NYSE are open for business. Transfer Requests received after 4:00 p.m. Eastern Time will be effective on the next business day we and the NYSE are open for business. Under current tax law, there will not be any tax liability to you if you make a Transfer.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and Internet are genuine, such as:
o requiring some form of personal identification prior to acting on instructions,
o providing written confirmation of the transaction, and/or
o tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason.

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of Accumulation Units having a total value equal to the dollar amount being Transferred. The purchase and/or cancellation of such units is made using the Variable Account Value as of the end of the valuation date on which the Transfer is effective.

Transfers among the Sub-Accounts may also be subject to certain terms and conditions imposed by the Portfolios that could result in a Transfer Request being rejected or the pricing for that Transfer delayed. Please review the respective Portfolio Prospectus for details on any Portfolio level restrictions.

When you make a Transfer from amounts in a Guarantee Period before the Guarantee Period Maturity Date, the amount Transferred may be subject to a Market Value Adjustment as discussed on page ___. If you Request in advance to Transfer amounts from a maturing Guarantee Period upon maturity, your Transfer will not count toward the 12 free Transfers and no Transfer fees will be charged.

Market Timing & Excessive Trading
The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio's portfolio securities and the reflection of that change in the Portfolio's share price. In addition, frequent or unusually large transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to discourage market timing and excessive trading by Owners. As part of those procedures, we will rely on the Portfolios to monitor for such activity. If such activity is identified by a Portfolio, we will request a determination from the Portfolio as to whether such activity constitutes improper trading. If the Portfolio determines that the activity constitutes improper trading, Charles Schwab & Co. or the Company will contact the Owner via telephone and/or in writing to request that the Owner stop market timing and/or excessive trading immediately. We will then provide a subsequent report of the Owner's trading activity to the Portfolio. If the Portfolio determines that the Owner has not ceased improper trading, we will contact the Owner by telephone and/or in writing to inform the Owner that all Transfer Requests must be submitted to Great-West via a paper form that is mailed through U.S. mail ("U.S. Mail Restriction"); the Owner will not be permitted to make Transfer Requests via overnight mail, fax, the web, voice response unit, or the call center. Once the U.S. Mail Restriction has been in place for one hundred eighty (180) days, the restricted Owner may request that we lift the U.S. Mail Restriction by signing, dating and returning a form to us whereby the individual acknowledges the potentially harmful effects of improper trading on Portfolios and other investors, represents that no further improper trading will occur, and acknowledges that we may implement further restrictions, if necessary, to stop improper trading by the individual.

Not all market timing or excessive trading transfer activity can be prevented, however, as it may not be possible to identify it unless and until a trading pattern is established. To the extent the Portfolios do not detect and notify us of market timing and/or excessive trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. In addition, we do not enter into agreements with Owners whereby we permit market timing or excessive trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any such policies and procedures. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage market timing and excessive trading. For example, a Portfolio may impose a redemption fee. Owners should also be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in market timing or excessive trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner's Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.

You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The nature of such orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.




Automatic Custom Transfers
Dollar Cost Averaging
You may arrange for systematic Transfers from any Sub-Account to any other Sub-Account. These systematic Transfers may be used to Transfer values from the Schwab Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in dollar cost averaging.

You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9th, your first Transfer will be made on April 9th and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
--------------------------------------------------------------------------------
How dollar cost averaging works:
  -------- ------------ ---------- ---------
  -------  Contribution Units      Price
  Month                 Purchased  per unit
  -------- ------------ ---------- ---------
  -------- ------------ ---------- ---------
  Jan.     $250         10          $25.00
  -------- ------------ ---------- ---------
  -------- ------------ ---------- ---------
            250         12           20.83
  Feb.
  -------- ------------ ---------- ---------
  -------- ------------ ---------- ---------
            250         20           12.50
  Mar.
  -------- ------------ ---------- ---------
  -------- ------------ ---------- ---------
  Apr.      250         20           12.50
  -------- ------------ ---------- ---------
  -------- ------------ ---------- ---------
  May       250         15           16.67
  -------- ------------ ---------- ---------
  -------- ------------ ---------- ---------
  June      250         12           20.83
  -------- ------------ ---------- ---------
  Average market value per unit $18.06
  Investor's average cost per unit $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1,500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.
--------------------------------------------------------------------------------


If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the annuity. Dollar cost averaging Transfers are not included in the twelve free Transfers allowed in a calendar year.
Dollar cost averaging Transfers must meet the following conditions:
o The minimum amount that can be Transferred out of the selected
  Sub-Account is $100, and

o You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percent of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.

You may not participate in dollar cost averaging and rebalancer at the same time. First GWL&A reserves the right to modify, suspend or terminate dollar cost averaging at any time.

Rebalancer
Over time, variations in each Sub-Account's investment results will change your asset allocation plan percentages. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in rebalancer.
--------------------------------------------------------------------------------
How rebalancer works:
--------------------------------------------------------------------------------
Suppose you purchased your annuity by allocating 60% of your initial contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:


Stocks 60%
     Large Company 30%
     Small Company 15%
     International 15%
Bonds 30%
Cash 10%

Now assume that stock portfolios outperform bond portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:



Stocks 75%
     Large Company 35%
     Small Company 20%
     International  20%
Bonds 20%
Cash 5%

Rebalancer automatically reallocates your Variable Account Value to maintain your desired asset allocation. In this example, the portfolio would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.
--------------------------------------------------------------------------------
You can set up rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request. One-time rebalancer Transfers count toward the twelve free Transfers allowed in a calendar year.
If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you request quarterly Transfers on January 9th, your first Transfer will be made on April 9th and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. Quarterly, semi-annual and annual Transfers will not count toward the 12 free Transfers.
On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The rebalancer option will terminate automatically when you start taking payouts from the Contract. You may not participate in dollar cost averaging and rebalancer at the same time.
--------------------------------------------------------------------------------
Withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a written withdrawal Request to the Annuity Administration Department at First GWL&A. Withdrawals are not permitted by telephone, fax or Internet.

Withdrawals are subject to the rules below and federal or state laws, rules or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, with any applicable Market Value Adjustment on the effective date of the withdrawal, less any applicable Premium Tax. No withdrawals may be made after the Annuity Commencement Date.

If you Request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn. A Market Value Adjustment may apply. Market Value Adjustments are discussed on page ___.

Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) or Guarantee Period(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required. The minimum partial withdrawal (before application of the MVA) is $500.
The following terms apply to withdrawals:
o Partial withdrawals or surrenders are not permitted after the Annuity Commencement Date, and
o A partial withdrawal or a surrender will be effective upon the Transaction
  Date.


A partial withdrawal or a surrender from amounts in a Guarantee Period may be subject to the Market Value Adjustment provisions, and the Guarantee Period Fund provisions of the Contract. Withdrawal Requests must be in writing with your original signature. If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.

After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.


Partial Withdrawals to Pay Investment Manager or Financial Advisor Fees
You may Request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated investment manager or financial advisor (collectively "Consultant"). A withdrawal Request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value to pay Consultant fees.

Tax Consequences of Withdrawals
Withdrawals made for any purpose may be taxable--including payments made by us directly to your Consultant.
In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the IRS. If you Request partial withdrawals, including partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the withdrawals paid and the related withholding.
You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1/2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and is subject to an additional federal penalty tax of 10%.
Some states also require withholding for state income taxes. For details about withholding, please see "Federal Tax Matters" on page

---.

If you are interested in this Contract as an IRA, please refer to Section 408 of the Code for limitations and restrictions on cash withdrawals.
--------------------------------------------------------------------------------
Telephone and Internet Transactions
You may also make Transfer Requests by telephone, fax and/or Internet. Transfer Requests received before 4:00 p.m. Eastern Time on any day we and the NYSE are open will be priced and credited on that day at that day's unit value. Those received after 4:00 p.m. Eastern Time will be priced and credited on the next business day we and the NYSE are open for business, at that day's unit value.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and Internet are genuine, such as:
o requiring some form of personal identification prior to acting on instructions,
o providing written confirmation of the transaction, and/or
o tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. Withdrawals are not permitted by telephone, fax or Internet.


--------------------------------------------------------------------------------
Death Benefit
Before the Annuity Commencement Date, the Death Benefit, if any, for Contracts issued on or after April 30, 2004 will be equal to the greater of:
o the Annuity Account Value with an MVA, if applicable, as of the date the Request for payout is received, less any Premium Tax, or
o the sum of Contributions, less Proportional Withdrawals, less any Premium Tax.

The Death Benefit, if any, for Contracts issued prior to April 30, 2004, will be equal to the greater of:

o the Annuity Account Value with an MVA, if applicable, as of the date a Request for payout is received, less any Premium Tax, or

o the sum of Contributions, less partial withdrawals and/or periodic withdrawals, less any Premium Tax.
Proportional Withdrawals (effective for Contracts issued on or after April 30, 2004) are withdrawals, if any, made by you, whether partial or periodic, which reduces your Annuity Account Value as measured as a percentage of each prior withdrawal against the current Annuity Account Value.
Proportional Withdrawals are determined by calculating the percentage of your Annuity Account Value that each prior withdrawal represented when the withdrawal was made. For example, a partial withdrawal of 75% of the Annuity Account Value will be considered a 75% reduction in the total Contributions.

For example, in a rising market, where a Owner contributed $100,000 which increased to $200,000 due to market appreciation and then withdrew $150,000, the new balance is $50,000 and the Proportional Withdrawal is 75% ($150,000/$200,000 = 75%). This 75% Proportional Withdrawal is calculated against the total Contribution amount of $100,000 for a Death Benefit equal to the greater of the Annuity Account Value ($50,000) or total Contributions reduced by 75% ($100,000 reduced by 75%, or $25,000). Here, the Death Benefit would be $50,000.

Separately, if the Owner withdrew $50,000, or 25% of the Annuity Account Value, for a new balance of $150,000, the Death Benefit remains the greater of the Annuity Account Value ($150,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 25%, or $75,000). Here, the Death Benefit is $150,000.

If the Owner withdraws an additional $50,000, this represents an additional Proportional Withdrawal of 33% ($50,000/$150,000 = 33%). The Death Benefit is now equal to the greater of the Annuity Account Value ($100,000) or total Contributions reduced by all the Proportional Withdrawal calculations ($100,000 reduced by 75% and then reduced by 33%, or $16,750). Here, the Death Benefit is $100,000.

In a declining market, where a Owner contributed $100,000 which declined in value due to market losses to $50,000, and the Owner then withdrew $40,000, or 80% of Annuity Account Value, the result is a new account balance of $10,000. When applying Proportional Withdrawals, here 80%, the Death Benefit is the greater of the Annuity Account Value ($10,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 80%, or $20,000). Here the Death Benefit is $20,000.

The Death Benefit will become payable following our receipt of the Beneficiary's claim in good order. When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.

The amount of the Death Benefit will be determined as of the date payouts begin. However, on the date a payout option is processed, the Variable Account Value will be Transferred to the Schwab Money Market Sub-Account unless the Beneficiary elects otherwise. Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

Variable Account Value
o payout in a single sum, or
o payout under any of the variable annuity options provided under this Contract. Fixed Account Value
o payout in a single sum that may be subject to a Market Value Adjustment, or
o payout under any of the annuity options provided under this Contract that may be subject to a Market Value Adjustment.

Any payment within 6 months of the Guarantee Period Maturity Date will not be subject to a Market Value Adjustment. In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant's death.

A change of Beneficiary will take effect as of the date the Request is processed by the Annuity Administration Department at First GWL&A, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, except as allowed by law.

The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant, will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner's estate.

If the Beneficiary is not the Owner's surviving spouse, she/he may elect, not later than one year after the Owner's date of death, to receive the Death Benefit in either a single sum or payout under any of the variable or fixed annuity options available under the Contract, provided that:
o such annuity is distributed in substantially equal installments over the ife or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary, and
o such distributions begin not later than one year after the Owner's date of death.
If an election is not received by First GWL&A from a non-spouse Beneficiary or substantially equal installments begin later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death. The Death Benefit will be determined as of the date the payouts begin.
If a corporation or other non-individual entity is entitled to receive benefits upon the Owner's death, the Death Benefit must be completely distributed within five years of the Owner's date of death.

Distribution of Death Benefit
Death of Annuitant
Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.
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Contingent Annuitant
While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed at the Annuity Administration Department at First GWL&A, unless a certain date is specified by the Owner(s). Please note, you are not required to designate a Contingent Annuitant.
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If a Contingent Annuitant was named by the Owner(s) prior to the Annuitant's death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary at least as rapidly as under the payout option which was in effect on the Annuitant's date of death.

If the deceased Annuitant is an Owner, or if a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the "Death of Owner" provisions described below.

Death of Owner Who Is Not the Annuitant
If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Death Benefit will be paid to the Joint Owner unless the Joint Owner elects to continue the Contract in force.

If the Owner dies after the Annuity Commencement Date and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner's date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death) and/or the Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

Death of Owner Who Is the Annuitant
If there is a Joint Owner who is the
surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), Annuitant and/or Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
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Charges and Deductions
No amounts will be deducted from your Contributions, except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) are invested in the Contract.

As more fully described below, charges under the Contract are assessed only as deductions from your Variable Account Value for:
o Premium Tax, if applicable,
o Certain Transfers,
o a Contract Maintenance Charge, and
o charges against your Variable Account Value for our assumption of mortality and expense risks.

Mortality and Expense Risk Charge
We deduct a mortality and expense risk charge from your Variable Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. This is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%.

The mortality and expense risk charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or the periodic withdrawal option.

Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract. This means that you can be sure that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract.

We bear substantial risk in connection with the Death Benefit before the Annuity Commencement Date.

The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, including any profits from this charge.

Contract Maintenance Charge
We currently deduct a $25 annual contract maintenance charge from the Annuity Account Value on each Contract anniversary date for accounts under $50,000 as of such anniversary date. This charge partially covers our costs for administering the Contracts and the Series Account. Once you have started receiving payouts from the annuity, this charge will stop unless you choose the periodic withdrawal option.

The contract maintenance charge is deducted from the portion of your Annuity Account Value allocated to the Schwab Money Market Sub-Account. If the portion of your Annuity Account Value in this Sub-Account is not sufficient to cover the contract maintenance charge, then the charge or any portion of it will be deducted on a pro rata basis from all your Sub-Accounts with current value. If the entire Annuity Account is held in the Guarantee Period Fund or there are not enough funds in any Sub-Account to pay the entire charge, then the contract maintenance charge will be deducted on a pro rata basis from amounts held in all Guarantee Periods. There is no MVA on amounts deducted from a Guarantee Period for the contract maintenance charge.

The contract maintenance charge is currently waived for Contracts with an Annuity Account Value of at least $50,000 on the applicable Contract anniversary date. If your Annuity Account Value falls below $50,000, the contract maintenance charge will be reinstated until an anniversary date on which such time as your Annuity Account Value is equal to or greater than $50,000. We do not expect a profit from amounts received from the contract maintenance charge.

Transfer Fees
There will be a $10 charge for each Transfer in excess of 12 Transfers in any calendar year. We do not expect a profit from the Transfer fee.

Expenses of the Portfolios

The value of the assets in the Sub-Accounts reflect the value of corresponding Portfolio shares and therefore the fees and expenses paid by each Portfolio. A description of the fees, expenses, and deductions is included in this Prospectus under the Variable Annuity Fee Tables on page ___.

Premium Tax

We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Currently, the Premium Tax rate in New York for annuities is 0%. Depending upon applicable state law, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in New York. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

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Payout Options
During the Distribution Period, you can choose to receive payouts in four ways--through periodic withdrawals, variable annuity payouts, fixed annuity payouts or in a single sum payment. The Payout Commencement Date must be at least one year after the Effective Date of the Contract. If you do not select a Payout Commencement Date, payouts will begin on the first day of the month of the Annuitant's 91st birthday.

You may change the Payout Commencement Date within 30 days prior to commencement of payouts or your Beneficiary may change it upon the death of the Owner.

If this is an IRA, payouts which satisfy the minimum distribution requirements of the Code must begin no later than April 1 of the calendar year following the calendar year in which you become age 70 1/2.

Periodic Withdrawals
You may Request that all or part of the Annuity Account Value be applied to a periodic withdrawal option. The amount applied to a periodic withdrawal is the Annuity Account Value with any applicable MVA, less Premium Tax, if any.
In requesting periodic withdrawals, you must elect:
o The withdrawal frequency of 1-, 3-, 6- or 12-month intervals,
o A minimum withdrawal amount of at least $100,
o The calendar day of the month on which withdrawals will be made, and
o One of the periodic withdrawal payout options discussed below-- you may change the withdrawal option and/or the frequency once each calendar year.

Your withdrawals may be prorated across the Guarantee Period Fund, if applicable, and the Sub-Accounts in proportion to their assets. Or, they can be made specifically from the Guarantee Period Fund and specific Sub-Account(s) until they are depleted. Then, we will automatically prorate the remaining withdrawals against any remaining Guarantee Period Fund and Sub-Account assets unless you request otherwise.

While periodic withdrawals are being received:

o You may continue to exercise all contractual rights, except that no Contributions may be made.
o A Market Value Adjustment, if applicable, will be assessed for periodic withdrawals from Guarantee Periods made six or more months prior to their Guarantee Period Maturity Date.
o You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.
o Charges and fees under the Contract continue to apply.
o Maturing Guarantee Periods renew into the Schwab Money Market Sub-Account.

Periodic withdrawals will cease on the earlier of the date:
o The amount elected to be paid under the option selected has been reduced to zero,
o The Annuity Account Value is zero,
o You Request that withdrawals stop,
o You purchase an annuity option, or
o The Owner or the Annuitant dies.

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If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:

Income for a specified period (at least 36 months)--You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.

Income of a specified amount (at least 36 months)--You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.

Interest only--Your withdrawals will be based on the amount of interest credited to the Guarantee Period Fund between withdrawals. Available only if 100% of your Account Value is invested in the Guarantee Period Fund.

Minimum distribution--If you are using this Contract as an IRA, you may request minimum distributions as specified under Code Section 401(a)(9).

Any other form of periodic withdrawal acceptable to us which is for a period of at least 36 months.

If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1/2. IRAs are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes.


In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Consultant. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see "Withdrawals" on page ___and "Federal Tax Matters" on page ___.

Annuity Payouts
You can choose the Annuity Commencement Date either when you purchase the Contract or at a later date. The date you choose must be at least one year after the Effective Date of the Contract. If you do not select an Annuity Commencement Date, payouts will begin on the first day of the month of the Annuitant's 91st birthday. You can change your selection at any time up to 30 days before the Annuity Commencement Date you selected.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, the portion of your Annuity Account Value held in your Fixed Account will be paid out as a fixed life annuity with a guarantee period of 20 years. The Annuity Account Value held in the Sub-Account(s) will be paid out as a variable life annuity with a guarantee period of 20 years.

--------------------------------------------------------------------------------
If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:
Variable life annuity with guaranteed period--This option provides for monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years. Variable life annuity--This option provides for monthly payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Since no minimum number of payouts is guaranteed, this option may offer the maximum level of monthly payouts. It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due.
--------------------------------------------------------------------------------

The amount to be paid out is the Annuity Account Value on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000 with a Market Value Adjustment, if applicable. If after the Market Value Adjustment, your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout
The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the fifth valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. The rate set by Contract and applied reflects an assumed investment return ("AIR") of 5%.

For annuity options involving life income, the actual age and the year in which annuitization commences and/or gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payouts until satisfactory proof is received. Since payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age or gender of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age or gender. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout.

This interest is at an annual effective rate which will not be less than the Contractual Guarantee of a Minimum Rate of Interest.

Variable Annuity Units
The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payout by its Annuity Unit value on the fifth valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

Amount of Variable Payouts After the First Payout
Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. Your payments will increase in amount over time if the Sub-Account(s) you select earn more than the 5% AIR. Likewise, your payments will decrease in amount over time if the Sub-Account(s) you select earn less than the 5% AIR. The subsequent amount paid from each Sub-Account is determined by multiplying (a) by (b) where (a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the fifth valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected. We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.

Transfers After the Variable Annuity Commencement Date
Once annuity payouts have begun, no Transfers may be made from a fixed annuity payout option to a variable annuity payout option. However, for variable annuity payout options, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.
--------------------------------------------------------------------------------
If you choose to receive fixed annuity payouts from your Contract, you may select from the following payout options:
o Income of specified amount--The amount applied under this option may be paid in equal annual, semi-annual, quarterly or monthly installments in the dollar amount elected for not more than 240 months,
o income for a specified period--Payouts are paid annually, semi-annually, quarterly or monthly, as elected, for a selected number of years not to exceed 240 months,
o Fixed life annuity with guaranteed period--This option provides monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years,
o Fixed life annuity--This option provides for monthly payouts during the lifetime of the Annuitant. The annuity ends with the last payout due prior to the death of the Annuitant. Since no minimum number of payouts is guaranteed, this option may offer the maximum level of monthly payouts. It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due, or
o Any other form of a fixed annuity acceptable to us.

Other Restrictions
Once payouts start under the annuity payout option you select:
o no changes can be made in the payout option,
o no additional Contributions will be accepted under the Contract, and
o no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.
A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the time the annuity payouts begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government (an election not to have taxes withheld is not permitted for certain distributions from qualified contracts). State income tax withholding may also apply. Please see "Federal Tax Matters" below for details.

Annuity IRAs
The annuity date and options available for IRAs may be controlled by endorsements, the plan documents, or applicable law.
Under the Code, a Contract purchased and used in connection with an IRA or with certain other plans qualifying for special federal income tax treatment is subject to complex "minimum distribution" requirements. Under a minimum distribution plan, distributions must begin by a specific date and the entire interest of the plan participant must be distributed within a certain specified period of time. The application of the minimum distribution requirements vary according to your age and other circumstances.
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Seek Tax Advice
The following discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. A tax adviser should be consulted for further information.
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Federal Tax Matters
The following discussion is a general description of the federal income tax considerations relating to the Contracts and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax adviser before initiating any transaction.
This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.
The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased as an individual retirement annuity ("Annuity IRA").
The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary may depend on the type of Contract, and on the tax status of the individual concerned.
--------------------------------------------------------------------------------
Because tax laws, rules and regulations are constantly changing, we do not make any guarantees about the Contract's tax status.
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Certain requirements must be satisfied in purchasing an Annuity IRA and receiving distributions from an Annuity IRA in order to continue receiving favorable tax treatment. As a result, purchasers of Annuity IRAs should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that an Annuity IRA is purchased with proceeds and/or Contributions that qualify for the intended special federal income tax treatment.

Taxation of Annuities
Section 72 of the Code governs the taxation of the Contracts. You, as a "natural person," will generally not be taxed on increases, if any, to your Annuity Account Value until a distribution of all or part of the Annuity Account Value occurs (for example, a withdrawal or annuity payout under an annuity payout option). However, an assignment, pledge, or agreement to assign or pledge any portion of the Annuity Account Value of a Non-Qualified Contract will be treated as a distribution of such portion. An Annuity IRA may not be assigned as collateral. The taxable portion of a distribution (in the form of a single sum payout or an annuity) is taxable as ordinary income.

As a general rule, if the Non-Qualified Contract is owned by an entity that is not a natural person (for example, a corporation or certain trusts), the Contract will not be treated as an annuity contract for federal tax purposes. Such an Owner generally must include in income any increase in the excess of the Annuity Account Value over the "investment in the Contract" (discussed below) during each taxable year. The general rule does not apply, however, where the non-natural person is only the nominal Owner of a Contract and a beneficial Owner is a natural person. The rule also does not apply where:
o The annuity Contract is acquired by the estate of a decedent,
o The Contract is an Annuity IRA,
o The Contract is a qualified funding asset for a structured settlement,
o The Contract is purchased on behalf of an employee upon termination of a qualified plan, or
o The Contract is an immediate annuity.
The following discussion generally applies to a Contract owned by a natural person.

Withdrawals
In the case of a withdrawal under a Non-Qualified Contract, partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income and taxed at ordinary income tax rates to the extent that the Annuity Account Value immediately before the withdrawal exceeds the "investment in the Contract" at that time. The "investment in the Contract" generally equals the amount of any nondeductible Contributions paid by or on behalf of any individual less any withdrawals that were excludable from income. If a partial withdrawal is made from a Guarantee Period which is subject to a Market Value Adjustment, then the Annuity Account Value immediately before the withdrawal will not be altered to take into account the Market Value Adjustment. As a result, for purposes of determining the taxable portion of the partial withdrawal, the Annuity Account Value will not reflect the amount, if any, deducted from or added to the Guarantee Period due to the Market Value Adjustment.

Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the Contract." The taxable portion of any withdrawal, including a full surrender, is taxed at ordinary income tax rates.

In the case of a withdrawal under an Annuity IRA, including withdrawals under the periodic withdrawal option, a portion of the amount received may be non-taxable. The amount of the non-taxable portion is generally determined by the ratio of the "investment in the Contract" to the individual's Annuity Account Value. Special tax rules may be available for certain distributions from an Annuity IRA.

Annuity Payouts
Although the tax consequences may vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that represents the amount by which the Annuity Account Value exceeds the "investment in the Contract" will be taxed. For fixed annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the "investment in the Contract" allocated to the fixed annuity payouts bears to the total expected value of the annuity payouts for the term of the payouts (determined under Treasury Department regulations).

For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the "investment in the Contract" allocated to the variable annuity payouts bears to the number of payments expected to be made (determined by Treasury Department regulations which take into account the Annuitant's life expectancy and the form of annuity benefit selected). Once the investment in the Contract has been fully recovered, the full amount of any additional annuity payouts is taxable.
The taxable portion of any annuity payout is taxed at ordinary income tax rates.

Penalty Tax
For distributions from a Non-Qualified Contract, there may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:
o Made on or after the date on which the Owner reaches age 59 1/2,
o Made as a result of death or disability of the Owner, or
o Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

Other exceptions may apply to distributions from a Non-Qualified Contract. Similar exceptions from the penalty tax on distributions are provided for distributions from an Annuity IRA. For more details regarding this penalty tax and other exceptions that may be applicable, please consult a competent tax adviser.

Taxation of Death Benefit Proceeds
Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows:
o If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or
o If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.

Distribution at Death In order to be treated as an annuity contract, the terms of a Non-Qualified Contract must provide the following two distribution rules:
o If the Owner dies before the date annuity payouts start, the entire interest in the Contract must generally be distributed within five years after the date of the Owner's death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner's death. If the sole designated Beneficiary is your spouse, the Contract may be continued in the name of the spouse as Owner, and
o If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, the remainder of the interest in the Contract must be distributed on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.
If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner. Distributions made to a Beneficiary upon the Owner's death from an Annuity IRA must be made pursuant to similar rules in Section 401(a)(9) of the Code.

Diversification of Investments
For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be "adequately diversified" in accordance with Treasury Department Regulations. The diversification requirements do not apply to Annuity IRAs. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the "investment in the Contract."

Although the Company may not control the investments of the Sub-Accounts or the Portfolios, it expects that the Sub-Accounts and the Portfolios will comply with such regulations so that the Sub-accounts will be considered "adequately diversified." Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.

Owner Control
In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Contract.

Transfers, Assignments or Exchanges
A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.
Multiple Contracts
All deferred, Non-Qualified Annuity Contracts that are issued by First GWL&A (or our affiliates) to the same Owner during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount. Withholding
Non-Qualified Contract and Annuity IRA distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.
Section 1035 Exchanges
Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.

Individual Retirement Annuities
The Contract may be used with IRAs as described in Section 408 of the Code which permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity. Also, certain kinds of distributions from certain types of qualified and non-qualified retirement plans may be "rolled over" into an Annuity IRA following the rules set out in the Code. If you purchase this Contract for use with an IRA, you will be provided with supplemental information. You also have the right to revoke your purchase within seven days of purchase of the IRA Contract.

If a Contract is purchased to fund an IRA, the Annuitant must also be the Owner. In addition, if a Contract is purchased to fund an IRA, minimum distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. You should consult your tax adviser concerning these matters.

Various tax penalties may apply to Contributions in excess of specified limits, distributions that do not satisfy specified requirements, and certain other transactions. The Contract will be amended as necessary to conform to the requirements of the Code if there is a change in the law. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

When you make your initial Contribution, you must specify whether you are purchasing a Non-Qualified Contract or an IRA Annuity. If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information with regard to the federal income tax status of the previous annuity contract.

We will require that you purchase separate Contracts if you want to invest money qualifying for different annuity tax treatment under the Code. For each separate Contract you will need to make the required minimum initial Contribution. Additional Contributions under the Contract must qualify for the same federal income tax treatment as the initial Contribution under the Contract. We will not accept an additional Contribution under a Contract if the federal income tax treatment of the Contribution would be different from the initial Contribution.

If a Contract is issued in connection with an employer's simplified employee pension plan, Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any of the benefits under the Contract will be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contract.
--------------------------------------------------------------------------------
Assignments or Pledges

Generally, rights in the Non-Qualified Contract may be assigned or pledged for loans at any time during the life of the Annuitant. However, if the Contract is an Annuity IRA, you may not assign the Contract as collateral.

If a Non-Qualified Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to the Annuity Administration Department at First GWL&A. All assignments are subject to any action taken or payout made by First GWL&A before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.

If any portion of the Annuity Account Value is assigned or pledged for a loan, it will be treated as a distribution as discussed above under "Taxation of Annuities." Please consult a competent tax adviser for further information
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Distribution of the Contracts
GWFS is the principal underwriter and distributor of the Contracts. GWFS is registered with the SEC as a broker/dealer and is a member of the NASD. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.

--------------------------------------------------------------------------------
Voting Rights
In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolios. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports and other material relating to the appropriate Portfolio. Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders. Owners have no voting rights in First GWL&A.
--------------------------------------------------------------------------------
Rights Reserved by First GWL&A
We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:
o To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law,
o To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts, or to a Guarantee Period; or to add, combine or remove Sub-Accounts of the Series Account,
o To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law,
o To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity,
o To change the time or time of day at which a valuation date is deemed to have ended, and/or
o To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.
--------------------------------------------------------------------------------
Legal Proceedings
--------------------------------------------------------------------------------
Currently, the Series Account is not a party to, and its assets are not subject to, any material legal proceedings. Further, First GWL&A is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which First GWL&A is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions or prospects of First GWL&A.
--------------------------------------------------------------------------------
Legal Matters
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt LLP.
--------------------------------------------------------------------------------
Independent Auditors
The financial statements included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
--------------------------------------------------------------------------------
Available Information
We have filed a registration statement ("Registration Statement") with the SEC under the Securities Act of 1933, as amended, relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information contained in the Registration Statement and its exhibits. Please refer to the Registration Statement and its exhibits for further information.

You may request a free copy of the Statement of Additional Information. Please direct any oral or written request for such documents to:

Annuity Administration Department
P.O. Box 173920
Denver, Colorado 80217-3920
1-800-838-0649

The SEC maintains an Internet web site (http://www.sec.gov) that contains the Statement of Additional Information and other information filed electronically by First GWL&A concerning the Contract and the Series Account.

You can also review and copy the Registration Statement and its exhibits and other reports and information filed with the SEC at its Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.
--------------------------------------------------------------------------------
Table of Contents of the Statement of Additional Information
The Statement of Additional Information contains more specific information relating to the Series Account and First GWL&A, such as:
o general information,

o information about First Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series Account,
o the calculation of annuity payouts,
o postponement of payouts,
o services,
o withholding, and
o financial statements for The Series Account and First GWL&A.

--------------------------------------------------------------------------------

Appendix A--Condensed Financial Information

Selected data for Accumulation Units Outstanding through each period ending December 31, 2004

[To be filed by amendment]

--------------------------------------------------------------------------------
Appendix B--Market Value Adjustments

The amount available for a full surrender, partial withdrawal or Transfer equals the amount requested plus or minus the Market Value Adjustment ("MVA"). The MVA is calculated by multiplying the amount requested by the market value adjustment factor ("MVAF").
The MVA formula
The MVA is determined using the following formula:
MVA = (amount applied) X (Market Value Adjustment Factor)

The MVAF is: MVAF = {[(1 + i)/(1 + j)] N/12} - 1

Where:
o i is the U.S. Treasury Strip ask side yield as published in the Wall Street Journal on the last business day of the week prior to the date the stated rate of interest was established for the Guarantee Period. The term of i is measured in years and equals the term of the Guarantee Period, and
o j is the U.S. Treasury Strip ask side yield as published in the Wall Street Journal on the last business day of the week prior to the week the Guarantee Period is broken.

The term of j equals the remaining term to maturity of the Guarantee Period, rounded up to the higher number of years; and N is the number of complete months remaining until maturity. If N is less than 6, the MVA will equal 0.

Examples
Following are four examples of Market Value Adjustments illustrating (1) increasing interest rates, (2) decreasing interest rates, (3) flat interest rates (i and j are within .10% of each other), and (4) less than 6 months to maturity.




Example #1--Increasing Interest Rates
----------------------------- ---------------------------------
----------------------------  $25,000 on November 1, 1996
Deposit
----------------------------- ---------------------------------
----------------------------- ---------------------------------
Maturity date                 December 31, 2006
----------------------------- ---------------------------------
----------------------------- ---------------------------------
Interest Guarantee Period     10 years
----------------------------- ---------------------------------
----------------------------- ---------------------------------
i                             assumed to be 6.15%
----------------------------- ---------------------------------
----------------------------- ---------------------------------
Surrender date                July 1, 2001
----------------------------- ---------------------------------
----------------------------- ---------------------------------
j                             7.00%
----------------------------- ---------------------------------
----------------------------- ---------------------------------
Amount surrendered            $10,000
----------------------------- ---------------------------------
----------------------------- ---------------------------------
N                             65
----------------------------- ---------------------------------

MVAF    = {[(1 + i)/(1 + j)]N/12} - 1
        = {[1.0615/1.07]65/12} - 1
        = .957718 - 1
        =  -.042282

MVA     = (amount Transferred or surrendered) x MVAF
        = $10,000 x - .042282
        = - $422.82

Surrender Value = (amount Transferred or surrendered + MVA) x (1-CDSC) =
        ($10,000 + - $422.82) x (1-0)
        = $9,577.18


Example #2--Decreasing Interest Rates

----------------------------- ---------------------------------
Deposit                       $25,000 on November 1, 1996
----------------------------- ---------------------------------
----------------------------- ---------------------------------
Maturity date                 December 31, 2006
----------------------------- ---------------------------------
----------------------------- ---------------------------------
Interest Guarantee Period     10 years
----------------------------- ---------------------------------
----------------------------- ---------------------------------
i                             assumed to be 6.15%
----------------------------- ---------------------------------
----------------------------- ---------------------------------
Surrender date                July 1, 2000
----------------------------- ---------------------------------
----------------------------- ---------------------------------
j                             5.00%
----------------------------- ---------------------------------
----------------------------- ---------------------------------
Amount surrendered            $10,000
----------------------------- ---------------------------------
----------------------------- ---------------------------------
N                             65
----------------------------- ---------------------------------

MVAF    = {[(1 + i)/(1 + j)]N/12} - 1
        = {[1.0615/1.05]65/12} - 1
        = .060778

MVA     = (amount Transferred or surrendered) x MVAF
        = $10,000 x .060778
        = $607.78

Surrender Value = (amount Transferred or surrendered + MVA) x (1-CDSC)
        = ($10,000 + $607.78) x (1-0)
        = $10,607.78

Example #3--Flat Interest Rates
----------------------------- ---------------------------------
Deposit                       $25,000 on November 1, 1996
----------------------------- ---------------------------------
----------------------------- ---------------------------------
Maturity date                 December 31, 2006
----------------------------- ---------------------------------
----------------------------- ---------------------------------
Interest Guarantee Period     10 years
----------------------------- ---------------------------------
----------------------------- ---------------------------------
i                             assumed to be 6.15%
----------------------------- ---------------------------------
----------------------------- ---------------------------------
Surrender date                July 1, 2001
----------------------------- ---------------------------------
----------------------------- ---------------------------------
j                             6.24%
----------------------------- ---------------------------------
----------------------------- ---------------------------------
Amount surrendered            $10,000
----------------------------- ---------------------------------
----------------------------- ---------------------------------
N                             65
----------------------------- ---------------------------------

MVAF    = {[(1 + i)/(1 + j)]N/12} - 1
        = {[1.0615/1.0624]65/12} - 1
        = .995420 - 1
        = -.004580

MVA     = (amount Transferred or surrendered) x MVAF
        = $10,000 x -.004589
        = $-45.80

Surrender Value = (amount Transferred or surrendered + MVA) x (1-CDSC) =
        ($10,000 - $45.80) x (1-0)
        = $9,954.20

Example #4--N < 6 (less than 6 months to maturity)
----------------------------- ---------------------------------
Deposit                       $25,000 on November 1, 1996
----------------------------- ---------------------------------
----------------------------- ---------------------------------
Maturity date                 December 31, 2006
----------------------------- ---------------------------------
----------------------------- ---------------------------------
Interest Guarantee Period     10 years
----------------------------- ---------------------------------
----------------------------- ---------------------------------
i                             assumed to be 6.15%
----------------------------- ---------------------------------
----------------------------- ---------------------------------
Surrender date                July 1, 2006
----------------------------- ---------------------------------
----------------------------- ---------------------------------
j                             7.00%
----------------------------- ---------------------------------
----------------------------- ---------------------------------
Amount surrendered            $10,000
----------------------------- ---------------------------------
----------------------------- ---------------------------------
N                             5
----------------------------- ---------------------------------

MVAF    = {[(1 + i)/(1 + j)]N/12} - 1
        = {[1.0615/1.07]5/12} - 1
        = .99668 - 1
        = -.00332
However, N<6, so MVAF = 0

MVA     = (amount Transferred or surrendered) x MVAF
        = $10,000 x 0
        = $0

Surrender Value = (amount Transferred or surrendered + MVA) x (1-CDSC)
        = ($10,000 + $0) x (1-0)
        = $10,000

--------------------------------------------------------------------------------
Appendix C--Net Investment Factor
The net investment factor is determined by dividing (a) by (b), and subtracting
(c) from the result where:
(a) is the net result of:

   1) the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus
   2) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the "ex-dividend" date occurs during the current Valuation Period, plus or minus
   3) a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by First GWL&A to have resulted from the investment operations of the Sub-Account, and

  (b) is the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding valuation period, and
  (c) is an amount representing the mortality and expense risk charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.85%.

The net investment factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease or remain unchanged.

The net asset value per share referred to in paragraphs (a)(1) and
(b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.

--------------------------------------------------------------------------------

        Appendix D--Expenses of Each Sub-Account's Underlying Portfolio

               (as a percentage of Portfolio average net assets, before and after fee waivers and expense reimbursements as of December 31, 2004)

                           [To be filed by amendment]





                                  Management      Other    12b-1    Total Portfolio   Total      Total
                                  Fees            fees     fees     Expenses Before   Fee        Portfolio
                                                                    Fee Waivers       Waivers    Expenses After
                                                                                                 Fee Waivers

AIM V.I. High Yield Fund -
Series I Shares (formerly
INVESCO VIF High Yield
Fund) *
AIM V.I. Core Stock
Fund - Series I Shares
(formerly INVESCO VIF Core
EquityFund)
AIM V.I. Technology Fund -
Series I Shares (formerly
INVESCO VIF Technology
Fund)
Alger American Growth
Portfolio - Class O Shares
Alger American MidCap
Growth Portfolio - Class O
Shares
AllianceBernstein VP Utility
Income Portfolio - Class A
Shares
American Century VP Balanced
Fund - Original Class Shares
American Century VP
International Fund - Original
Class Shares
American Century VP Value
Fund - Original Class Shares
Baron Capital Asset Fund:
Insurance Shares
Delaware VIP Small Cap Value
Series
Dreyfus GVIT Mid Cap
Index Fund - Class II
Dreyfus Investment Portfolios
Midcap Stock Portfolio - Initial
Shares
Dreyfus VIF Appreciation Portfolio
- Initial Shares
Dreyfus VIF Developing Leaders
Portfolio - Initial Shares
Dreyfus VIF Growth and Income
Portfolio - Initial Shares
Federated American Leaders
Fund II - Primary Shares
Federated Fund for nU.S.
Government Securities II
Federated Capital Income
Fund II
Janus Aspen Series Balanced
Portfolio - Institutional Shares
Janus Aspen Series Flexible
Income Portfolio - Institutional Shares
Janus Aspen Series Growth Portfolio
-Institutional Shares
Janus Aspen Series Growth and
Income Portfolio - Institutional Shares
Janus Aspen Series International
Growth Portfolio - Institutional Shares
Janus Aspen Series Worldwide Growth
Portfolio -Institutional Shares
Oppenheimer Global Securities Fund/VA
PIMCO VIT High Yield Portfolio
PIMCO VIT Low Duration Portfolio
Prudential Series Fund Equity Portfolio
Pioneer Fund - Class A Shares
(formerly the SAFECO RST Core Equity
Portfolio)
Pioneer Growth Opportunities Fund -
Class A Shares (formerly the SAFECO RST
Growth Opportunities Portfolio)
Pioneer Small Cap Value Fund - Class A
Shares (formerly the SAFECO RST Small-Cap
Value Portfolio)
Prudential Series Fund Equity Portfolio -
Class II
Schwab MarketTrack Growth Portfolio IITM
Schwab Money Market PortfolioTM
Schwab S&P 500 Index Portfolio (formerly
Schwab S&P 500 Portfolio)
Scudder Variable Series I Capital Growth
Portfolio - Class A Shares
Scudder Variable Series I Growth and
Income Portfolio - Class A Shares
Scudder VIT EAFE(R) Equity Index Fund -
Class A Shares (until July 25, 2005,
when this Sub-Account will be liquidated)
Scudder VIT Small Cap Index Fund - Class A
Shares
Universal Institutional Funds U.S. Real
Estate Portfolio - Class I Shares
WFVT Multi Cap Value Fund
formerly Strong Multi Cap Value Fund II)*

* Effective January 1, 2005 through December 31, 2009, the adviser contractually agreed to waive a portion of its advisory fees. **Wells Fargo Funds Management, LLC has committed through at least April 30, 2007 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's Total Portfolio Expenses
After Fee Waivers.



--------

                       VARIABLE ANNUITY-1 SERIES ACCOUNT



                           Flexible Premium Deferred
                Combination Variable and Fixed Annuity Contracts


                                   issued by



               First Great-West Life & Annuity Insurance Company
                           50 Main Street, 9th Floor
                          White Plains, New York 10606
                           Telephone: (800) 537-2033







                      STATEMENT OF ADDITIONAL INFORMATION






         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated April 29, 2005, which is available without charge by contacting the Annuity Administration Department, P.O. Box 173921, Denver, Colorado 80217-3921 or at 1-800-838-0649.


    The date of this Statement of Additional Information is April 29, 2005.

                                TABLE OF CONTENTS


                                                                          Page

GENERAL INFORMATION.........................................................B-
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
  AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT.................................B-
CALCULATION OF ANNUITY PAYOUTS..............................................B-
               - Fixed Annuity Options......................................B-
              - Variable Annuity Options....................................B-
POSTPONEMENT OF PAYOUTS.....................................................B-
SERVICES....................................................................B-
         - Safekeeping of Series Account Assets.............................B-
         - Experts..........................................................B-
         - Principal Underwriter............................................B-
         - Administrative Services Agreement................................B-
WITHHOLDING.................................................................B-
FINANCIAL STATEMENTS........................................................B-

                               GENERAL INFORMATION

         In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms not defined in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

                FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                    AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT

         First Great-West Life & Annuity Insurance Company (the "Company" or "First GWL&A"), the issuer of the Contract, is a New York corporation qualified to sell life insurance and annuity contracts in New York and Iowa. It was qualified to do business on May 28, 1997. The Company is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), a Colorado stock life insurance company, which is an indirect wholly owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is owned 74.6% by Power Financial Corporation of Canada, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation of Canada. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

         First GWL&A is rated by a number of nationally recognized rating agencies. The ratings represent the opinion of the rating agencies regarding the financial strength of the Company and its ability to meet ongoing obligations to policyholders. The ratings take into account an agreement whereby GWL&A has undertaken to provide First GWL&A with certain financial support related to maintaining required statutory surplus and liquidity.

         Rating Agency                            Measurement                                              Rating
         -------------------------------------    -----------------------------------------------------    ---------


         A.M.                                     Best Company, Inc. Financial                             A+(1)
                                                  strength, operating
                                                  performance, and
                                                  business profile.

         Fitch, Inc.                              Financial strength                                       AA+(2)

         Moody's Investors Service                Financial strength                                       Aa3(3)


         Standard & Poor's Corporation            Financial strength                                       AA-(4)


(1) Superior (highest rating out of ten categories) (2) Very Strong (second highest rating out of eight categories) (3) Excellent (second highest rating out of nine categories) (4) Very Strong (second highest rating out of nine categories)



         The assets allocated to the Series Account are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.


                         CALCULATION OF ANNUITY PAYOUTS

         A.       Fixed Annuity Options

         The amount of each annuity payout under a fixed annuity option is fixed and guaranteed by the Company. On the Payout Commencement Date, the Annuity Account Value held in the Guarantee Period Fund, with a Market Value Adjustment, if applicable, less Premium Tax, if any, is computed and that portion of the Annuity Account Value which will be applied to the fixed annuity option selected is determined. The amount of the first monthly payment under the fixed annuity option selected will be at least as large as would result from using the annuity tables contained in the Contract to apply to the annuity option selected. The dollar amounts of any fixed annuity payouts will not vary during the entire period of annuity payouts and are determined according to the provisions of the annuity option selected.

         B.       Variable Annuity Options

         To the extent a variable annuity option has been selected, the Company converts the Accumulation Units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the Valuation Period which contains the Payout Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payout by the Sub-Account's Annuity Unit Value on the fifth Valuation Date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the annuity payout period.

         The first payout under a variable annuity payout option will be based on the value of each Sub-Account on the fifth Valuation Date preceding the Payout Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. Payouts after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the fifth Valuation Date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account.

                             POSTPONEMENT OF PAYOUTS

         With respect to amounts allocated to the Series Account, payout of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payout are received by the Annuity Administration Department. However, the determination, application or payout of any death benefit, Transfer, full surrender, partial withdrawal or annuity payout may be deferred to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for the Company to determine the investment experience of such Accumulation or Annuity Units or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

                                    SERVICES

         A.       Safekeeping of Series Account Assets

         The assets of the Series Account are held by First GWL&A. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of First GWL&A. First GWL&A maintains records of all purchases and redemptions of shares of the underlying Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to Great-West Lifeco Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) in the aggregate, which covers all officers and employees of First GWL&A.

         B.       Independent Auditors

         Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202, serves as First GWL&A's and the Series Account's independent auditors. Deloitte & Touche LLP examines financial statements for First GWL&A and the Series Account and provides other audit, tax and related services.


         The financial statements of First GWL&A as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, incorporated into the Prospectus by reference and included in this Statement of Additional Information and the financial statements of Variable Annuity-1 Series Account as of December 31, 2004, and for the years ended December 31, 2004 and 2003 included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, are to be filed by amendment.


         C.       Principal Underwriter

         The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. ("GWFS"), an affiliate of First GWL&A. GWFS is a Delaware corporation and is a member of the NASD. The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety. The aggregate dollar amount of commissions paid to, and retained by, GWFS or any previous principal underwriter for the Contracts was zero for the last three fiscal years.

         D.       Administrative Services Agreement

         First GWL&A and GWL&A have entered into an Administrative Services Agreement dated May 15, 1997, as amended. Pursuant to the agreement, GWL&A performs certain corporate support services, investment services and other back office administrative services for First GWL&A. In addition, certain of GWL&A's property, equipment, personnel and facilities are made available for First GWL&A for its operations. All charges for services and use of facilities to the extent practicable reflect actual costs, and are intended to be in accordance with New York Insurance Laws.


                                   WITHHOLDING

         Annuity payouts and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payouts from which taxes are withheld.

         Notwithstanding the recipient's election, withholding may be required with respect to certain payouts to be delivered outside the United States and with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a taxpayer identification number ("TIN") (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

                              FINANCIAL STATEMENTS


         The financial statements of First GWL&A, to be filed by amendment, should be considered only as bearing upon First GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interests of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

                                     PART C
                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)      Financial Statements


         The financial statements for First Great-West Life & Annuity Insurance Company for the years ended December 31, 2004, 2003 and 2002 are included in the Statement of Additional Information. The financial statements for Variable Annuity-1 Series Account for the years ended December 31, 2004 and 2003 are also included in the Statement of Additional Information.


         (b)      Exhibits

                  (1) Certified copy of resolution of Board of Directors of Depositor establishing Registrant is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

                  (2) Not applicable.


                  (3) Underwriting agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289).


                  (4) Form of the variable annuity contract is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on July 3, 1997 (File No. 333-25289).


                  (5) Form of the application to be used with the variable annuity contract is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on July 3, 1997 (File No. 333-25289).


                  (6) Restated Charter of Depositor is incorporated by reference to Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 20, 1998 (File No. 333-25289) and Bylaws of Depositor are incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

                  (7) Not applicable.

                  (8)(a) Participation agreement with Alger American Fund is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to participation agreement with Alger American Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289).


                  (8)(b) Participation agreement with Alliance Bernstein Variable Products Series Fund, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289).


                  (8)(c) Participation agreement with American Century Variable Portfolios (formerly, TCI Portfolios, Inc.) is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to participation agreement with American Century Variable Portfolios is incorporated by reference to Registrant's Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289).

                  (8)(d) Participation agreement with Baron Capital Funds Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289).

                  (8)(e) Participation agreement with Delaware VIP Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289).

                  (8)(f) Participation agreement with Dreyfus Variable Investment Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289).

                  (8)(g) Participation agreement with Federated Insurance Series is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

                  (8)(h) Participation agreement with Gartmore Variable Insurance Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289).


                  (8)(i) Participation agreement with AIM Variable Insurance Fund (formerly INVESCO Variable Investment Funds, Inc.) is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).


                  (8)(j) Participation agreement with Janus Aspen Series is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

                  (8)(k) Participation agreement with Oppenheimer Variable Account Funds is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289).

                  (8)(l) Participation agreement with PIMCO Variable Insurance Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289).

                  (8)(m) Participation agreement with Prudential Series Fund, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289).


                  (8)(n) Participation agreement with Pioneer Variable Contracts Trust (formerly, SAFECO Resource Trust)is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).


                  (8)(o) Participation agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to participation agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant's Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289).

                  (8)(p) Participation agreement with Scudder Variable Life Investment Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289).


                  (8)(q) Participation agreement with Wells Fargo Variable Trust (formerly Strong Variable Insurance Funds, Inc.) is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

                  (8)(r) Participation agreement with The Universal Institutional Funds, Inc. (formerly Van Kampen American Capital Life Insurance Trust) is incorporated by reference to Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 20, 1998 (File No. 333-25289).


                  (9) Opinion of counsel and consent of W. Kay Adam is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on July 3, 1997 (File No. 333-25289).


                  (10)(a) Written Consent of Jorden Burt LLP to be filed by amendment.

                  (10)(b) Written Consent of Deloitte & Touche LLP to be filed by amendment.



                  (11) Not Applicable.

                  (12) Not Applicable.

Item 25. Directors and Officers of the Depositor

                                                                                 Position and Offices
Name                             Principal Business Address                      with Depositor
----                             --------------------------                      ----------------



M.D. Alazraki, Esq.             1675 Broadway, Suite 2700                         Director
                                New York, New York 10019

J. Balog                        2205 North Southwinds Boulevard                   Director
                                Vero Beach, Florida 32963


O.T. Dackow                               (2)                                     Director

A. Desmarais                              (3)                                     Director

P. Desmarais, Jr.                         (3)                                     Director

R. Gratton                                (4)                                     Director

S.Z. Katz, Esq.                  One New York Plaza                               Director
                                 New York, New York 10004

W.T. McCallum                             (2)                                     Chairman, President
                                                                                  and Chief Executive
                                                                                  Officer

B.E. Walsh                       QVan Capital, LLC                                Director
                                 1 Dock Street, 4th Floor
                                 Stamford, Connecticut 06902


S.M. Corbett                              (2)                                     Senior Vice President,
                                                                                  Investments

G.R. Derback                              (2)                                     Senior Vice President and
                                                                                  Treasurer

T.L. Fouts                                (1)                                     Senior Vice  President and
                                                                                  Chief Medical Director

J.R. Gabbert                              (1)                                     Senior Vice President, Healthcare
                                                                                  Chief Information Officer

D.A. Goldin                               (1)                                     Senior Vice President,
                                                                                  Healthcare Operations

M.T.G. Graye                              (2)                                     Executive Vice President and
                                                                                  Chief Financial Officer

W.T. Hoffmann                             (2)                                     Senior Vice President,
                                                                                  Investments

D.C. Lennox                               (5)                                     Senior Vice President,
                                                                                  General Counsel and
                                                                                  Secretary

J.L. McCallen                             (2)                                     Senior Vice President and
                                                                                  Actuary

C.L. McGinness                            (7)                                     Vice President,
                                                                                  Operations




C.P. Nelson                               (2)                                     President,
                                                                                  Retirement Services

D.L. Origer                               (1)                                     Senior Vice President,
                                                                                  Healthcare Management

M.J. Pavlik                               (2)                                     Financial Compliance Officer

R.F. Rivers                               (1)                                     Executive Vice President,
                                                                                  Healthcare

M. Rosenbaum                              (2)                                     Senior Vice President,
                                                                                  Healthcare Finance

G.E. Seller                               (6)                                     Senior Vice President,
                                                                                  Government Markets

R.K. Shaw                                 (2)                                     Senior Vice President,
                                                                                  Individual Markets

M.L. Stadler                              (1)                                     Senior Vice President,
                                                                                  Healthcare Sales, U.S. Markets

D.L. Stefanson                            (1)                                     Senior Vice President,
                                                                                  Healthcare Underwriting

B.H. Varnhagen                            (5)                                     Legal Compliance Officer

G.D. Webb                                 (2)                                     Senior Vice President,
                                                                                  P/NP Operations

D.L. Wooden                               (2)                                     Executive Vice President,
                                                                                  Retirement Services




(1) 8505 East Orchard Road, Greenwood Village, Colorado 80111
(2) 8515 East Orchard Road, Greenwood Village, Colorado 80111
(3) Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada
    H2Y 2J3
(4) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec,
    Canada H2Y 2J3
(5) 8525 East Orchard Road, Greenwood Village, Colorado 80111

(6) 18101 Von Karman Ave., Suite 1460, Irvine, California 92715 (7) 50 Main
    Street, 9th Floor, White Plains, New York 10606




Item 26.           Persons controlled by or under common control with the Depositor or Registrant
                   ------------------------------------------------------------------------------
(State/Country of Organization) - Nature of Business

Power Corporation of Canada (Canada) - Holding and Management Company
   100.0%  - 2795957 Canada Inc. (Canada) - Holding Company

       100.0%  - 171263 Canada Inc. (Canada) - Holding Company
           66.4%  - Power Financial Corporation (Canada) - Holding Company
                74.9%  - Great-West Lifeco Inc. (Canada) - Holding Company
                   100.0% - GWL&A Financial (Canada) Inc. (Canada) - Holding Company

                       100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) - Holding Company
                         100.0% - GWL&A Financial Inc. (Delaware) - Holding Company
                         100.0% - Great-West Life & Annuity Insurance Company (Colorado) - Life and Health Insurance Company
                                  100.0%  - First Great-West Life & Annuity Insurance Company (New York) - Life and
                                            Health Insurance Company
                                  100.0%  - Advised Assets Group, LLC (Colorado) - Investment Adviser
                                  100.0%  - Alta Health & Life Insurance Company (Indiana) - Life and Health Insurance
                                            Company
                                            100.0%  - Alta Agency, Inc. (New York) - Insurance Agency
                                  100.0%  - BenefitsCorp, Inc. (Delaware) - Insurance Agency

                                            100.0%  - GWFS Equities, Inc. (Delaware) - Securities Broker/Dealer
                                            100.0%  - BenefitsCorp of Wyoming, Inc. (Wyoming) - Insurance Agency

                                  100.0%  - Canada Life Insurance Company of America (Michigan) - Life and Health
                                            Insurance Company
                                            100.0%  - Canada Life of America Financial Services, Inc. (Georgia) - Securities
                                            Broker/Dealer
                                  100.0%  - Canada Life Insurance Company of New York (New York) - Life and Health
                                            Insurance Company
                                  100.0%  - National Plan Coordinators of Delaware, Inc. (Delaware) - Third Party
                                            Administrator

                                            100.0%  - NPC Securities, Inc. (California) - Securities Broker/Dealer
                                            100.0%  - NPC Administrative Services Corporation (Delaware) - Third Party
                                                      Administrator
                                            100.0%  - P.C. Enrollment Services & Insurance Brokerage, Inc. (Massachusetts)

                                                      - Insurance Agency


                                  100.0%  - EMJAY Corporation (Wisconsin) - Third Party Administrator
                                            100.0% - EMJAY Retirement Plan Services, Inc. (Wisconsin) - Third Party Administrator

                                  100.0%  - Great-West Healthcare Holdings, Inc. (Colorado) - Holding Company
                                            100.0%  - Great-West Healthcare, Inc. (Vermont) - Network contracting, development and management
                                                      100.0%  - Great-West Healthcare of Arizona, Inc. (Arizona) - Health Care
                                                                Services Organization
                                                      100.0%  - Great-West Healthcare of California, Inc. (California) - Health
                                                                Maintenance Organization
                                                      100.0%  - Great-West Healthcare of Colorado, Inc. (Colorado) - Health
                                                                Maintenance Organization
                                                      100.0%  - Great-West Healthcare of Florida, Inc. (Florida) - Health
                                                                Maintenance Organization
                                                      100.0%  - Great-West Healthcare of Georgia, Inc.(Georgia) - Health Maintenance
                                                                Organization
                                                      100.0%  - Great-West Healthcare of Illinois, Inc. (Illinois) - Health
                                                                Maintenance Organization
                                                      100.0%  - Great-West Healthcare of Indiana, Inc.(Indiana) - Health Maintenance
                                                                Organization
                                                      100.0%  - Great-West Healthcare of Kansas/Missouri, Inc. (Kansas) - Health
                                                                Maintenance Organization
                                                      100.0%  - Great-West Healthcare of Massachusetts, Inc. (Massachusetts) -
                                                                Health Maintenance Organization
                                                      100.0%  - Great-West Healthcare of New Jersey, Inc. (New Jersey) - Health
                                                                Maintenance Organization
                                                      100.0%  - Great-West Healthcare of North Carolina, Inc. (North Carolina) -
                                                                Health Maintenance Organization
                                                      100.0%  - Great-West Healthcare of Ohio, Inc. (Ohio) -
                                                                Health Insuring Corporation
                                                      100.0%  - Great-West Healthcare of Oregon, Inc. (Oregon) -
                                                                Health Care Service Contractors
                                                      100.0%  - Great-West Healthcare of Pennsylvania, Inc. (Pennsylvania) - Health
                                                                Maintenance Organization
                                                      100.0%  - Great-West Healthcare of Tennessee, Inc. (Tennessee) - Health
                                                                Maintenance Organization
                                                      100.0%  - Great-West Healthcare of Texas, Inc. (Texas) - Health Maintenance
                                                                Organization
                                                      100.0%  - Great-West Healthcare of Washington, Inc. (Washington) -
                                                                Health Care Service Contractors
                                                      100.0%  - One Orchard Equities, Inc. (Colorado) - Securities Broker/Dealer
                                            100.0%  - Financial Administrative Services Corporation (Colorado) - Third Party
                                                      Administrator
                                            100.0%  - GWL Properties, Inc. (Colorado) - Real Property Corporation
                                                      50.0%  - Westkin Properties Ltd. (California) - Real Property Corporation
                                            100.0%  - Great-West Benefit Services, Inc.(Delaware) - Leasing Company

                                             90.3%  - Maxim Series Fund, Inc. (Maryland) - Investment Company
                                            100.0%  - GW Capital Management, LLC (Colorado) - Investment Adviser

                                                      100.0%  - Orchard Capital Management, LLC (Colorado) - Investment Adviser
                                                      100.0%  - Greenwood Investments, LLC (Colorado) - Securities Broker/Dealer

                                            100.0%  - Orchard Trust Company, LLC (Colorado) - Trust Company
                                             31.2%  - BFM Holdings, LLC (Delaware) - Holding Company



Item 27. Number of Contractowners


         As of January 31, 2005 there were511 Contractowners, 509 were in non-qualified accounts and 2 in IRAs.




Item 28. Indemnification

                  Provisions exist under the laws of the state of New York and the Bylaws of First GWL&A whereby First GWL&A may indemnify a director, officer, or controlling person of First GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                             New York Corporate Code

Section 721. Nonexclusivity of statutory provisions for indemnification of directors and officers.

The indemnification and advancement of expenses granted pursuant to, or provided by, this article shall not be deemed exclusive of any other rights to which a director or officer seeking indemnification or advancement of expenses may be entitled, whether contained in the certificate of incorporation or the by-laws or, when authorized by such certificate of incorporation or by-laws, (i) a resolution of shareholders, (ii) a resolution of directors, or (iii) an agreement providing for such indemnification, provided that no indemnification may be made to or on behalf of any director or officer if a judgment or other final adjudication adverse to the director or officer establishes that his acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled. Nothing contained in this article shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Section 722. Authorization for indemnification of directors and officers.

(a) A corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the corporation served in any capacity at the request of the corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

(b) The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation or that he had reasonable cause to believe that his conduct was unlawful.

(c) A corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

(d) For the purpose of this section, a corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

Section 723. Payment of indemnification other than by court award.

(a) A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in section 722 shall be entitled to indemnification as authorized in such section.

(b) Except as provided in paragraph (a), any indemnification under section 722 or otherwise permitted by section 721, unless ordered by a court under section 724 (Indemnification of directors and officers by a court), shall be made by the corporation, only if authorized in the specific case:

(1) By the board acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director or officer has met the standard of conduct set forth in section 722 or established pursuant to section 721, as the case may be, or,

(2) If a quorum under subparagraph (1) is not obtainable or, even if obtainable, a quorum of disinterested directors so directs; (A) By the board upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in such sections has been met by such director or officer, or (B) By the shareholders upon a finding that the director or officer has met the applicable standard of conduct set forth in such sections.

(c) Expenses incurred in defending a civil or criminal action or proceeding may be paid by the corporation in advance of the final disposition of such action or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount as, and to the extent, required by paragraph (a) of section 725.

Section 724. Indemnification of directors and officers by a court.

(a) Notwithstanding the failure of a corporation to provide indemnification, and despite any contrary resolution of the board or of the shareholders in the specific case under section 723 (Payment of indemnification other than by court award), indemnification shall be awarded by a court to the extent authorized under section 722 (Authorization for indemnification of directors and officers), and paragraph (a) of section 723. Application therefor may be made, in every case, either:

(1) In the civil action or proceeding in which the expenses were incurred or other amounts were paid, or

(2) To the supreme court in a separate proceeding, in which case the application shall set forth the disposition of any previous application made to any court for the same or similar relief and also reasonable cause for the failure to make application for such relief in the action or proceeding in which the expenses were incurred or other amounts were paid.

(b) The application shall be made in such manner and form as may be required by the applicable rules of court or, in the absence thereof, by direction of a court to which it is made. Such application shall be upon notice to the corporation. The court may also direct that notice be given at the expense of the corporation to the shareholders and such other persons as it may designate in such manner as it may require.

(c) Where indemnification is sought by judicial action, the court may allow a person such reasonable expenses, including attorneys' fees, during the pendency of the litigation as are necessary in connection with his defense therein, if the court shall find that the defendant has by his pleadings or during the course of the litigation raised genuine issues of fact or law.

Section 725. Other provisions affecting indemnification of directors and officers.

(a) All expenses incurred in defending a civil or criminal action or proceeding which are advanced by the corporation under paragraph (c) of section 723 (Payment of indemnification other than by court award) or allowed by a court under paragraph (c) of section 724 (Indemnification of directors and officers by a court) shall be repaid in case the person receiving such advancement or allowance is ultimately found, under the procedure set forth in this article, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the corporation or allowed by the court exceed the indemnification to which he is entitled.

(b) No indemnification, advancement or allowance shall be made under this article in any circumstance where it appears:

(1) That the indemnification would be inconsistent with the law of the jurisdiction of incorporation of a foreign corporation which prohibits or otherwise limits such indemnification;

(2) That the indemnification would be inconsistent with a provision of the certificate of incorporation, a by-law, a resolution of the board or of the shareholders, an agreement or other proper corporate action, in effect at the time of the accrual of the alleged cause of action asserted in the threatened or pending action or proceeding in which the expenses were incurred or other amounts were paid, which prohibits or otherwise limits indemnification; or

(3) If there has been a settlement approved by the court, that the indemnification would be inconsistent with any condition with respect to indemnification expressly imposed by the court in approving the settlement.

(c) If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and, in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.

(d) If any action with respect to indemnification of directors and officers is taken by way of amendment of the by-laws, resolution of directors, or by agreement, then the corporation shall, not later than the next annual meeting of shareholders, unless such meeting is held within three months from the date of such action, and, in any event, within fifteen months from the date of such action, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the action taken.

(e) Any notification required to be made pursuant to the foregoing paragraph (c) or (d) of this section by any domestic mutual insurer shall be satisfied by compliance with the corresponding provisions of section one thousand two hundred sixteen of the insurance law.

(f) The provisions of this article relating to indemnification of directors and officers and insurance therefor shall apply to domestic corporations and foreign corporations doing business in this state, except as provided in section 1320 (Exemption from certain provisions).

Section 726. Insurance for indemnification of directors and officers.

(a) Subject to paragraph (b), a corporation shall have power to purchase and maintain insurance:

(1) To indemnify the corporation for any obligation which it incurs as a result of the indemnification of directors and officers under the provisions of this article, and

(2) To indemnify directors and officers in instances in which they may be indemnified by the corporation under the provisions of this article, and

(3) To indemnify directors and officers in instances in which they may not otherwise be indemnified by the corporation under the provisions of this article provided the contract of insurance covering such directors and officers provides, in a manner acceptable to the superintendent of insurance, for a retention amount and for co-insurance.

(b) No insurance under paragraph (a) may provide for any payment, other than cost of defense, to or on behalf of any director or officer:

(1) if a judgment or other final adjudication adverse to the insured director or officer establishes that his acts of active and deliberate dishonesty were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled, or

(2) in relation to any risk the insurance of which is prohibited under the insurance law of this state.

(c) Insurance under any or all subparagraphs of paragraph (a) may be included in a single contract or supplement thereto. Retrospective rated contracts are prohibited.

(d) The corporation shall, within the time and to the persons provided in paragraph (c) of section 725 (Other provisions affecting indemnification of directors or officers), mail a statement in respect of any insurance it has purchased or renewed under this section, specifying the insurance carrier, date of the contract, cost of the insurance, corporate positions insured, and a statement explaining all sums, not previously reported in a statement to shareholders, paid under any indemnification insurance contract.

(e) This section is the public policy of this state to spread the risk of corporate management, notwithstanding any other general or special law of this state or of any other jurisdiction including the federal government.

                              Bylaws of First GWL&A

Article II, Section 11.  Indemnification of Directors.
                         ----------------------------

The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any Director, Officer, or employee of the corporation or any member or officer of any Committee, and his or her heirs, executors and administrators, from and against all claims, liabilities, costs, charges, and expenses whatsoever that any such Director, Officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him or her for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him or her in or about the execution of the duties of his or her office or employment with the corporation, or in or about the execution of his or her duties as a Director or Officer of another company which he or she so serves at the request and on behalf of the corporation, or in or about the execution of his or her duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he or she sustains or incurs, in or about or in relation to any such duties or the affairs of the corporation, the affairs of such other company which he or she so serves or the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by acts of omissions which were in bad faith, involved intentional misconduct, a violation of the New York Insurance Law or a knowing violation of any other law or which resulted in such person gaining in fact a financial profit or other advantage to which he or she was not entitled. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of any subsidiary corporation of the corporation on the same basis, and within the same constraints as, described in the preceding sentence. No payment of indemnification shall be made unless notice has been filed with the Superintendent of Insurance pursuant to Section 1216 of the New York Insurance Law.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.     Principal Underwriter


             (a) GWFS Equities, Inc. ("GWFS") is the distributor of securities of the Registrant. GWFS also serves as distributor or principal underwriter for the Great-West Life & Annuity Insurance Company Variable Annuity-1 Series Account, Maxim Series Account, FutureFunds Series Account, Great-West Variable Annuity Account A and COLI VUL - 2 Series Account of Great-West Life & Annuity Insurance Company.


             (b) Directors and Officers of GWFS


Name                          Principal Business Address         Position and Offices with Underwriter
----                          --------------------------         ---------------------------------------


C.P. Nelson                                 (1)                        Director, Chairman and
                                                                       President

R.K. Shaw                                   (1)                        Director

G.R. McDonald                               (1)                        Director

G.E. Seller                      18101 Von Karman Ave.                 Director and Senior
                                 Suite 1460                            Vice President
                                 Irvine, CA 92715





T.M. Connolly                    300 Broadacres Drive Vice             President
                                 Bloomfield, NJ 07003

M.R. Edwards                                (1)                        Vice President

W.S. Harmon                                 (1)                        Vice President

K.A. Morris                      500 North Central, Suite 220          Vice President
                                 Glendale, CA 91203

M.P. Sole                        One North LaSalle, Suite 3200         Vice President
                                 Chicago, IL 60602

G.R. Derback                                (1)                        Treasurer

D.K. Cohen                                  (1)                        Assistance Vice President,
                                                                       Taxation

B.A. Byrne                                  (1)                        Secretary and Chief Compliance
                                                                       Officer

T.L. Buckley                                (1)                        Compliance Officer

M.C. Maiers                                 (1)                        Investments Compliance Officer


(1) 8515 East Orchard Road, Greenwood Village, Colorado 80111.

             (c) Commissions and other compensation received by Principal Underwriter during Registrant's last fiscal year:

                      Net
Name of               Underwriting              Compensation
Principal             Discounts and                  on                    Brokerage
Underwriter           Commissions                Redemption              Commissions        Compensation

GWFS                     -0-                         -0-                      -0-               -0-

Item 30.     Location of Accounts and Records

             All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Great-West Life & Annuity Insurance Company, 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Item 31.     Management Services

             Not Applicable.

Item 32.     Undertakings

             (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

             (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

             (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.



             (d) First GWL&A represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by First GWL&A.

                                   SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 23rd day of February 2005.


                  VARIABLE ANNUITY-1 SERIES ACCOUNT
                  (Registrant)


                   By:      /s/ William T. McCallum
                            ------------------------------
                   William  T.   McCallum,   Chairman,   President   and  Chief
                   Executive Officer of First Great-West Life &
                   Annuity Insurance Company


                   FIRST GREAT-WEST LIFE & ANNUITY
                   INSURANCE COMPANY
                   (Depositor)


                   By:      /s/ William T. McCallum
                            ------------------------------
                   William  T.   McCallum,   Chairman,   President   and  Chief
                   Executive Officer

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with First Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                                    Date




/s/William T. McCallum                                        February 23, 2005
------------------------------------
Chairman, President and Chief Executive
Officer, William T. McCallum


Signature and Title                                                    Date





/s/Mitchell T.G. Graye                                        February 23, 2005
-----------------------------------------------------
Executive Vice President and Chief
Financial Officer, Mitchell T.G. Graye


/s/Marcia D. Alazraki*                                        February 23, 2005
--------------------------------------------

Director, Marcia D. Alazraki




/s/James Balog*                                               February 23, 2005
--------------------------------------------

Director, James Balog




/s/Orest T. Dackow*                                           February 23, 2005
--------------------------------------------
Director, Orest T. Dackow



                                                              February 23, 2005
--------------------------------------------
Director, Andre Desmarais



/s/ Paul Desmarais, Jr.*                                      February 23, 2005
-------------------------------------------
Director, Paul Desmarais, Jr.



/s/Robert Gratton*                                            February 23, 2005
------------------------------------
Director, Robert Gratton



/s/Stuart Z. Katz*                                            February 23, 2005
--------------------------------------------
Director, Stuart Z. Katz



/s/Brian E. Walsh*                                            February 23, 2005
--------------------------------------------
Director, Brian E. Walsh




*By:     /s/ D.C. Lennox
         --------------------------------------------
         D. C. Lennox

         Powers of Attorney are incorporated by reference to Registrant's Post-Effective Amendment No. 7 to the Registration Statement filed on Form N-4 on April 15, 2002, and to the Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).